REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Security Life of Denver Insurance Company and Policyholders of Security Life Separate Account A1

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the divisions of Security Life Separate Account A1 (the “Separate Account”) listed in Appendix A, as of December 31, 2022, the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the divisions of the Separate Account as of December 31, 2022, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the three years or periods ended December 31, 2020 were audited by other auditors whose report, dated April 15, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the underlying mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/Deloitte & Touche LLP
Chicago, Illinois
April 21, 2023

We have served as the auditor of Security Life Separate Account A1 since 2021.

Security Life Separate Account A1 APPENDIX A

Division	Statements of Net Assets as of	Statements of Operations for the Year Ended	Statements Of Changes in Net Assets for the Two Years Ended	Financial Highlights for Two Years Ended
Invesco V.I. Core Equity Fund - Series I	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
VanEck VIP Global Resources Fund - Initial Class Shares	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya Balanced Portfolio - Class I	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya Intermediate Bond Portfolio - Class I	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya Government Liquid Assets Portfolio - Class I	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya High Yield Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya International Index Portfolio - Class I *	December 31, 2022	For the period from July 8, 2022 to December 31, 2022	For the period from July 8, 2022 to December 31, 2022	For the period from July 8, 2022 to December 31, 2022
Voya Large Cap Growth Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya Large Cap Value Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya Limited Maturity Bond Portfolio - Service Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya U.S. Stock Index Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya Russell™ Large Cap Growth Index Portfolio - Class I	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022
Voya MidCap Opportunities Portfolio - Class I	December 31, 2022	December 31, 2022	December 31, 2022	December 31, 2022

* Funds opened during the year

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Invesco V.I. Core Equity - Series I	VanEck VIP Global Resources Fund - Initial Class	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$25	$83	$34	$704	$465
Total assets	25	83	34	704	465
Net assets	$25	$83	$34	$704	$465

Total number of mutual fund shares	1,008	2,938	2,584	66,209	464,888

Cost of mutual fund shares	$31	$86	$38	$853	$465

The accompanying notes are an integral part of these financial statements.
4

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya International Index Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$15	$33	$2,924	$27	$45
Total assets	15	33	2,924	27	45
Net assets	$15	$33	$2,924	$27	$45

Total number of mutual fund shares	1,780	3,317	295,962	5,102	4,779

Cost of mutual fund shares	$17	$31	$4,098	$25	$49

The accompanying notes are an integral part of these financial statements.
5

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$293	$27	$137	$81	$202
Total assets	293	27	137	81	202
Net assets	$293	$27	$137	$81	$202

Total number of mutual fund shares	18,572	2,264	9,640	8,169	23,579

Cost of mutual fund shares	$280	$39	$170	$95	$263

The accompanying notes are an integral part of these financial statements.
6

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$934	$34
Total assets	934	34
Net assets	$934	$34

Total number of mutual fund shares	20,297	8,219

Cost of mutual fund shares	$474	$54

The accompanying notes are an integral part of these financial statements.
7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Invesco V.I. Core Equity - Series I	VanEck VIP Global Resources Fund - Initial Class	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$0	$1	$1	$21	$7
Expenses:
Mortality and expense risk charges	2	1	1	11	7
Total expenses	2	1	1	11	7
Net investment income (loss)	(2)	—	—	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	(1)	(1)	(2)	—
Capital gains distributions	4	—	8	2	—
Total realized gain (loss) on investments
and capital gains distributions	(11)	(1)	7	1	—
Net change in unrealized appreciation
(depreciation) of investments	(41)	6	(22)	(141)	—
Net realized and unrealized gain (loss)
on investments	(52)	5	(15)	(141)	—
Net increase (decrease) in net assets
resulting from operations	$(54)	$6	$(15)	$(131)	$0

The accompanying notes are an integral part of these financial statements.
8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya International Index Portfolio - Class I*	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6	$—	$—	$—	$1
Expenses:
Mortality and expense risk charges	2	—	59	6	1
Total expenses	2	—	59	6	1
Net investment income (loss)	4	—	(59)	(6)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	1	(402)	(256)	(5)
Capital gains distributions	—	—	1,326	283	—
Total realized gain (loss) on investments
and capital gains distributions	(25)	1	924	27	(5)
Net change in unrealized appreciation
(depreciation) of investments	(2)	2	(2,494)	(88)	(2)
Net realized and unrealized gain (loss)
on investments	(27)	3	(1,569)	(60)	(8)
Net increase (decrease) in net assets
resulting from operations	$(23)	$2	$(1,628)	$(66)	$(8)

*This fund was opened on July 8, 2022.

The accompanying notes are an integral part of these financial statements.
9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$4	$—	$—	$2	$—
Expenses:
Mortality and expense risk charges	6	—	2	1	3
Total expenses	6	—	2	1	3
Net investment income (loss)	(2)	—	(2)	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	(1)	(5)	—	(1)
Capital gains distributions	32	9	28	8	52
Total realized gain (loss) on investments
and capital gains distributions	56	7	23	8	51
Net change in unrealized appreciation
(depreciation) of investments	(154)	(16)	(56)	(13)	(119)
Net realized and unrealized gain (loss)
on investments	(98)	(9)	(33)	(5)	(69)
Net increase (decrease) in net assets
resulting from operations	$(100)	$(10)	$(35)	$(4)	$(72)

The accompanying notes are an integral part of these financial statements.
10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$8	$—
Expenses:
Mortality and expense risk charges	25	1
Total expenses	25	1
Net investment income (loss)	(17)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	476	(5)
Capital gains distributions	150	24
Total realized gain (loss) on investments
and capital gains distributions	626	19
Net change in unrealized appreciation
(depreciation) of investments	(1,307)	(31)
Net realized and unrealized gain (loss)
on investments	(681)	(12)
Net increase (decrease) in net assets
resulting from operations	$(698)	$(13)

The accompanying notes are an integral part of these financial statements.
11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	VanEck VIP Global Resources Fund - Initial Class Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2021	$240	$78	$123	$855

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	—	12
Total realized gain (loss) on investments
and capital gains distributions	18	(3)	2	—
Net change in unrealized appreciation
(depreciation) of investments	32	17	10	(33)
Net increase (decrease) in net assets resulting from operations	48	13	12	(21)
Changes from principal transactions:
Surrenders & withdrawals	(67)	(11)	(41)	—
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	1	1
Increase (decrease) in net assets
derived from principal transactions	(67)	(11)	(40)	1
Total increase (decrease) in net assets	(19)	2	(28)	(20)
Net assets at December 31, 2021	221	80	95	835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	9
Total realized gain (loss) on investments
and capital gains distributions	(11)	(1)	7	1
Net change in unrealized appreciation
(depreciation) of investments	(41)	6	(22)	(141)
Net increase (decrease) in net assets resulting from operations	(54)	6	(15)	(131)
Changes from principal transactions:
Surrenders & withdrawals	(142)	(2)	(33)	—
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	(14)	—
Increase (decrease) in net assets
derived from principal transactions	(142)	(2)	(47)	—
Total increase (decrease) in net assets	(196)	3	(62)	(131)
Net assets at December 31, 2022	$25	$83	$34	$704

The accompanying notes are an integral part of these financial statements.
12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya International Index Portfolio - Class I*	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2021	$426	$207	$—	$4,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	7	—	(73)
Total realized gain (loss) on investments
and capital gains distributions	—	13	—	929
Net change in unrealized appreciation
(depreciation) of investments	—	(14)	—	(72)
Net increase (decrease) in net assets resulting from operations	(7)	6	—	784
Changes from principal transactions:
Surrenders & withdrawals	(27)	(2)	—	(2)
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	81	(66)	—	(3)
Increase (decrease) in net assets
derived from principal transactions	54	(68)	—	(5)
Total increase (decrease) in net assets	47	(62)	—	779
Net assets at December 31, 2021	473	145	—	5,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	—	(59)
Total realized gain (loss) on investments
and capital gains distributions	—	(25)	1	924
Net change in unrealized appreciation
(depreciation) of investments	—	(2)	2	(2,494)
Net increase (decrease) in net assets resulting from operations	—	(23)	2	(1,628)
Changes from principal transactions:
Surrenders & withdrawals	(117)	(107)	(12)	(643)
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	109	—	43	—
Increase (decrease) in net assets
derived from principal transactions	(8)	(107)	31	(643)
Total increase (decrease) in net assets	(8)	(130)	33	(2,272)
Net assets at December 31, 2022	$465	$15	$33	$2,924

*This fund was opened on July 8, 2022.

The accompanying notes are an integral part of these financial statements.
13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2021	$463	$153	$434	$47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	6	—	56	4
Net change in unrealized appreciation
(depreciation) of investments	104	(2)	57	(8)
Net increase (decrease) in net assets resulting from operations	115	(2)	111	(5)
Changes from principal transactions:
Surrenders & withdrawals	—	—	(18)	(4)
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(5)	(3)	—	1
Increase (decrease) in net assets
derived from principal transactions	(5)	(3)	(18)	(3)
Total increase (decrease) in net assets	110	(5)	93	(8)
Net assets at December 31, 2021	573	148	527	39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	—	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	27	(5)	56	7
Net change in unrealized appreciation
(depreciation) of investments	(88)	(2)	(154)	(16)
Net increase (decrease) in net assets resulting from operations	(66)	(8)	(100)	(10)
Changes from principal transactions:
Surrenders & withdrawals	(480)	—	(134)	(2)
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(95)	—	—
Increase (decrease) in net assets
derived from principal transactions	(480)	(95)	(134)	(2)
Total increase (decrease) in net assets	(546)	(103)	(234)	(11)
Net assets at December 31, 2022	$27	$45	$293	$27

The accompanying notes are an integral part of these financial statements.
14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2021	$162	$75	$273	$1,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	(4)	(20)
Total realized gain (loss) on investments
and capital gains distributions	12	—	48	48
Net change in unrealized appreciation
(depreciation) of investments	18	17	(13)	500
Net increase (decrease) in net assets resulting from operations	28	18	31	528
Changes from principal transactions:
Surrenders & withdrawals	(2)	(6)	—	—
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(1)	(19)	(12)
Increase (decrease) in net assets
derived from principal transactions	(2)	(7)	(19)	(12)
Total increase (decrease) in net assets	26	11	12	516
Net assets at December 31, 2021	188	86	285	2,361

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	(3)	(17)
Total realized gain (loss) on investments
and capital gains distributions	23	8	51	626
Net change in unrealized appreciation
(depreciation) of investments	(56)	(13)	(119)	(1,307)
Net increase (decrease) in net assets resulting from operations	(35)	(4)	(72)	(698)
Changes from principal transactions:
Surrenders & withdrawals	(16)	(1)	(12)	(728)
Contract charges	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Increase (decrease) in net assets
derived from principal transactions	(16)	(1)	(11)	(728)
Total increase (decrease) in net assets	(51)	(5)	(83)	(1,426)
Net assets at December 31, 2022	$137	$81	$202	$934

The accompanying notes are an integral part of these financial statements.
15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2021	$46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)
Total realized gain (loss) on investments
and capital gains distributions	7
Net change in unrealized appreciation
(depreciation) of investments	(2)
Net increase (decrease) in net assets resulting from operations	4
Changes from principal transactions:
Surrenders & withdrawals	(2)
Contract charges	—
Cost of insurance & administrative charges	—
Transfers between Divisions (including fixed account), net	—
Increase (decrease) in net assets
derived from principal transactions	(2)
Total increase (decrease) in net assets	2
Net assets at December 31, 2021	48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)
Total realized gain (loss) on investments
and capital gains distributions	19
Net change in unrealized appreciation
(depreciation) of investments	(31)
Net increase (decrease) in net assets resulting from operations	(13)
Changes from principal transactions:
Surrenders & withdrawals	(2)
Contract charges
Cost of insurance & administrative charges
Transfers between Divisions (including fixed account), net	—
Increase (decrease) in net assets
derived from principal transactions	(2)
Total increase (decrease) in net assets	(14)
Net assets at December 31, 2022	$34

The accompanying notes are an integral part of these financial statements.
16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

1.Organization
Security Life of Denver Insurance Company Security Life Separate Account A1 (the “Account”) was established in 1993 by Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of the Exchequer Variable Annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Resolution Life U.S. Holdings, Inc. ("Resolution Life US"), a Delaware corporation.

Prior to January 4, 2021, the Company was an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"). On January 4, 2021, Voya Financial consummated a series of transactions pursuant to a Master Transaction Agreement entered into on December 18, 2019 with Resolution Life US, pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial.

The Account is registered as a unit investment trust with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. SLD provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

As of July 15, 1998, the Company ceased issuing new Contracts. Current contract owners may continue to add purchase payments to their existing Contracts.

At December 31, 2022, the Account had 17 investment divisions (the “Divisions”) which invest in independently managed mutual funds. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Investors Trust (continued):
Invesco V.I. Core Equity Fund - Series I	Voya Limited Maturity Bond Portfolio - Service Class
Van Eck VIP Trust:	Voya U.S. Stock Index Portfolio - Institutional Class
VanEck VIP Global Resources Fund - Initial Class Shares	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Voya Balanced Portfolio, Inc.:	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Voya Balanced Portfolio - Class I	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Voya Intermediate Bond Portfolio:	Voya Partners, Inc.:
Voya Intermediate Bond Portfolio - Class I	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya Investors Trust:	Voya Variable Portfolios, Inc.:
Voya Government Liquid Assets Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya High Yield Portfolio - Institutional Class	Voya Variable Products Trust:
Voya International Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class

17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

During 2022, the following Division was closed to policyholders.

Voya Variable Portfolios, Inc.:	Fund Close Date
Voya International Index Portfolio - Class S	7/08/2022

During 2022, the following Division was opened to policyholders.

Voya Investors Trust:	Fund Open Date
Voya International Index Portfolio - Class I	7/08/2022

Basis of Presentation

The Company's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("US GAAP"). The principal accounting policies applied in the preparation of these consolidated financial statements are set out in Note 2.

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.
18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of SLD, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their Account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including, surrenders and withdrawals, and benefit payments. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2022 through April 21, 2023, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to
19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover SLD’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

SLD assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at the annual rate ranging from 1.25% to 1.37% of the daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Fees Waived by SLD

Certain charges and fees for various types of Contracts may be waived by SLD. SLD reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

21

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

5. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	$5	$144
Van Eck VIP Trust:
VanEck VIP Global Resources Fund - Initial Class Shares	12	14
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	9	48
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	23	11
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	116	124
Voya High Yield Portfolio - Institutional Class	6	108
Voya International Index Portfolio - Class I	43	13
Voya Large Cap Growth Portfolio - Institutional Class	1,326	702
Voya Large Cap Value Portfolio - Institutional Class	284	486
Voya Limited Maturity Bond Portfolio - Service Class	1	97
Voya U.S. Stock Index Portfolio - Institutional Class	40	143
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	14	8
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	28	18
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	10	2
Voya Partners, Inc.:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	52	15
Voya Variable Portfolios, Inc.:
Voya Russell™ Large Cap Growth Index Portfolio - Class I	164	760
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	24	2

22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

6.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	—	6,496	(6,496)	—	2,779	(2,779)
Van Eck VIP Trust:
VanEck VIP Global Resources Fund - Initial Class Shares	355	420	(65)	—	382	(382)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	2,600	(2,600)	—	2,186	(2,186)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	—	—	—	—	—	—
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	11,503	12,352	(848)	5,588	—	5,588
Voya High Yield Portfolio - Institutional Class	—	11,272	(11,272)	—	6,140	(6,140)
Voya International Index Portfolio - Class I	4,216	1,148	3,068	—	—	—
Voya Large Cap Growth Portfolio - Institutional Class	—	13,975	(13,975)	—	73	(73)
Voya Large Cap Value Portfolio - Institutional Class	—	32,022	(32,022)	—	370	(370)
Voya Limited Maturity Bond Portfolio - Service Class	—	9,058	(9,058)	—	176	(176)
Voya U.S. Stock Index Portfolio - Institutional Class	92	3,704	(3,612)	—	484	(484)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	353	419	(66)	—	159	(159)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	—	399	(399)	—	24	(24)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	—	37	(37)	—	236	(236)
Voya Partners, Inc.:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	—	258	(258)	—	363	(363)
Voya Variable Portfolios, Inc.:
Voya Russell™ Large Cap Growth Index Portfolio - Class I	129	14,094	(13,964)	—	196	(196)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	—	119	(119)	—	126	(126)

23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

7.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2022, 2021, 2020, 2019, and 2018, follows:

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Invesco V.I. Core Equity Fund - Series I
2022		1	$22.81	$25	0.21%	1.52%	-21.75%
2021		8	$29.15	$221	0.43%	1.52%	25.81%
2020		10	$23.17	$240	1.31%	1.52%	12.15%
2019		11	$20.66	$217	0.97%	1.52%	26.98%
2018		11	$16.27	$178	1.04%	1.52%	-10.75%
VanEck VIP Global Resources Fund - Initial Class Shares
2022		3	$30.35	$83	1.79%	1.52%	6.75%
2021		3	$28.43	$80	0.00%	1.52%	17.14%
2020		3	$24.27	$78	1.20%	1.52%	17.30%
2019		4	$20.69	$89	0.00%	1.52%	10.17%
2018		4	$18.78	$84	0.00%	1.52%	-29.37%
Voya Balanced Portfolio - Class I
2022		2	$16.93	$34	1.69%	1.52%	-18.49%
2021		5	$20.77	$95	0.92%	1.52%	14.18%
2020		7	$18.19	$123	2.91%	1.52%	9.18%
2019		13	$16.66	$221	2.64%	1.52%	17.24%
2018		16	$14.21	$233	3.13%	1.52%	-8.20%
Voya Intermediate Bond Portfolio - Class I
2022		56	$12.48	$704	2.70%	1.52%	-15.73%
2021		56	$14.81	$835	2.96%	1.52%	-2.37%
2020		56	$15.17	$855	3.49%	1.52%	6.16%
2019		56	$14.29	$806	3.42%	1.52%	8.18%
2018		56	$13.21	$745	3.59%	1.52%	-2.00%

24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Voya Government Liquid Assets Portfolio - Class I
2022		49	$9.52	$465	1.50%	1.52%	—%
2021		50	$9.52	$473	0.00%	1.52%	-1.55%
2020		44	$9.67	$426	0.23%	1.52%	-1.23%
2019		44	$9.79	$433	1.80%	1.52%	0.51%
2018		65	$9.74	$632	1.41%	1.52%	0.10%
Voya High Yield Portfolio - Institutional Class
2022		1	$9.79	$15	7.27%	1.52%	-13.59%
2021		13	$11.33	$145	5.68%	1.52%	3.66%
2020		19	$10.93	$207	4.60%	1.52%	4.39%
2019	08/23/2019	30	$10.47	$315	(a)	1.52%	(a)
2018		(a)	(a)	(a)	(a)	(a)	(a)
Voya International Index Portfolio - Class I
2022	07/08/2022	3	$10.71	$33	(b)	1.52%	(b)
2021		(b)	(b)	(b)	(b)	(b)	(b)
2020		(b)	(b)	(b)	(b)	(b)	(b)
2019		(b)	(b)	(b)	(b)	(b)	(b)
2018		(b)	(b)	(b)	(b)	(b)	(b)
Voya Large Cap Growth Portfolio - Institutional Class
2022		65	$45.25	$2,924	0.00%	1.52%	-31.54%
2021		79	$66.10	$5,196	0.00%	1.52%	17.74%
2020		79	$56.14	$4,417	0.46%	1.52%	28.91%
2019		79	$43.55	$3,429	0.68%	1.52%	30.74%
2018		79	$33.31	$2,633	0.67%	1.52%	-2.97%
Voya Large Cap Value Portfolio - Institutional Class
2022		2	$16.23	$27	0.14%	1.52%	-4.64%
2021		34	$17.02	$573	2.51%	1.52%	25.06%
2020		34	$13.61	$463	2.02%	1.52%	4.69%
2019		40	$13.00	$525	2.33%	1.52%	23.22%
2018		35	$10.55	$373	2.04%	1.52%	-0.09%

25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Voya Limited Maturity Bond Portfolio - Service Class
2022		4	$10.33	$45	1.31%	1.52%	-6.35%
2021		13	$11.03	$148	1.33%	1.52%	-1.69%
2020		14	$11.22	$153	0.88%	1.52%	1.63%
2019		7	$11.04	$74	1.60%	1.52%	2.51%
2018		7	$10.77	$72	1.43%	1.52%	-0.46%
Voya U.S. Stock Index Portfolio - Institutional Class
2022		8	$36.10	$293	1.02%	1.52%	-19.60%
2021		12	$44.90	$527	1.04%	1.52%	26.44%
2020		12	$35.51	$434	1.72%	1.52%	16.35%
2019		12	$30.52	$378	1.63%	1.52%	29.16%
2018		13	$23.63	$314	1.35%	1.52%	-6.08%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2022		2	$15.83	$27	0.00%	1.52%	-27.02%
2021		2	$21.69	$39	0.00%	1.52%	-11.22%
2020		2	$24.43	$47	0.00%	1.52%	31.70%
2019		2	$18.55	$40	0.14%	1.52%	30.18%
2018		2	$14.25	$35	0.00%	1.52%	-17.87%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2022		4	$39.07	$137	0.01%	1.52%	-18.82%
2021		4	$48.13	$188	0.57%	1.52%	16.93%
2020		4	$41.16	$162	0.00%	1.52%	14.78%
2019		4	$35.86	$142	1.19%	1.52%	24.82%
2018		4	$28.73	$119	0.72%	1.52%	-11.71%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2022		3	$24.60	$81	2.16%	1.52%	-4.69%
2021		3	$25.81	$86	2.48%	1.52%	23.79%
2020		4	$20.85	$75	5.33%	1.52%	-0.29%
2019		4	$20.91	$75	1.79%	1.52%	24.76%
2018		8	$16.76	$142	2.25%	1.52%	-10.47%

26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2022		5	$41.58	$202	0.00%	1.52%	-25.48%
2021		5	$55.80	$285	0.00%	1.52%	12.07%
2020		5	$49.79	$273	0.00%	1.52%	29.86%
2019		6	$38.34	$224	0.32%	1.52%	35.14%
2018		7	$28.37	$208	0.00%	1.52%	-4.70%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2022		19	$49.58	$934	0.46%	1.52%	-31.08%
2021		33	$71.94	$2,361	0.52%	1.52%	28.69%
2020		33	$55.90	$1,845	0.56%	1.52%	36.37%
2019		34	$40.99	$1,383	0.98%	1.52%	33.78%
2018		34	$30.64	$1,055	1.12%	1.52%	-2.48%
Voya MidCap Opportunities Portfolio - Class I
2022		2	$14.65	$34	0.00%	1.52%	-26.20%
2021		2	$19.85	$48	0.00%	1.52%	10.40%
2020		3	$17.98	$46	0.00%	1.52%	39.06%
2019		3	$12.93	$33	0.34%	1.52%	27.39%
2018		4	$10.15	$39	0.00%	1.52%	-8.89%

(a)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2022, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

27

INDEPENDENT AUDITOR'S REPORT

To the Members of the Audit Committee of Resolution Life U.S. Holdings Inc.

Opinions

We have audited the statutory basis financial statements of Security Life of Denver Insurance Company (the “Company”), which comprise the statutory basis balance sheets as of December 31, 2022 and 2021, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended, and the related notes to the statutory basis financial statements (collectively referred to as the “statutory basis financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the balance sheets of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the balance sheets of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Predecessor Auditors' Opinion on 2020 Statutory Basis Financial Statements

The statutory basis financial statements of the Company for the year ended December 31, 2020, were audited by other auditors whose report, dated April 5, 2021, expressed an opinion that those statutory basis financial statements were not fairly presented in accordance with accounting principles generally accepted in the United States of America; however, such report also expressed an unmodified opinion on those statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory basis financial statements as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of life and health reinsurance disclosures, investment risk interrogatories, and summary investment schedule as of and for the year ended December 31, 2022, are presented for purposes of additional analysis and are not a required part of the 2022 statutory basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory basis financial statements as a whole.

/s/Deloitte & Touche LLP
Chicago, Illinois
April 27, 2023

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis

	December 31
	2022	2021
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$24,476,528	$25,694,336
Preferred stocks	8,579	11,048
Common stocks - unaffiliated	85,122	72,966
Common stocks - affiliated	161,374	147,248
Mortgage loans	2,631,708	2,452,617
Contract loans	1,522,059	1,529,796
Derivatives	217,376	523,548
Other invested assets	1,040,021	930,102
Cash, cash equivalents and short-term investments	419,142	366,847
Total cash and invested assets	30,561,909	31,728,508

Deferred and uncollected premiums	(7,316)	72,796
Accrued investment income	215,763	214,404
Reinsurance balances recoverable	499,382	588,183
Federal income tax recoverable	21,081	—
Indebtedness from related parties	4,125	420
Net deferred tax asset	147,331	110,201
Other assets	66,825	89,286
Separate account assets	1,364,350	1,787,549
Total admitted assets	$32,873,450	$34,591,347

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis

	December 31
	2022	2021
	(In Thousands, except share and par amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$18,031,064	$18,616,260
Deposit type contracts	2,210,800	1,922,678
Policy and contract claims	426,431	444,623
Dividends payable	23,074	23,778
Total policy and contract liabilities	20,691,369	21,007,339

Interest maintenance reserve	1,184,062	1,664,151
Accounts payable and accrued expenses	16,771	16,405
Liabilities withheld for reinsurance counterparties	7,170,255	7,315,828
Payables under reinsurance contracts	438,459	289,195
Current federal income taxes payable	—	19,929
Indebtedness to related parties	77,072	9,335
Asset valuation reserve	300,157	276,419
Net transfers from separate accounts due or accrued	2,394	(3,684)
Derivatives	17,549	45,740
Borrowed money and interest thereon	3,007	237,863
Other liabilities	341,680	711,674
Separate account liabilities	1,364,350	1,787,549
Total liabilities	31,607,125	33,377,743

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value; 144 shares
issued and outstanding	2,880	2,880
Aggregate write-ins for other than special surplus funds	380,778	413,048
Surplus notes	123,000	123,000
Paid in and contributed surplus	922,808	882,808
Unassigned surplus	(163,141)	(208,132)
Total capital and surplus	1,266,325	1,213,604
Total liabilities and capital and surplus	$32,873,450	$34,591,347

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Years ended December 31
	2022	2021	2020
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$478,488	$16,652,837	$385,443
Net investment income	1,191,984	1,104,422	582,048
Amortization of interest maintenance reserve	99,738	95,955	(3,212)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	86,772	674,660	(193,868)
Other revenue	160,130	133,664	73,942
Total premiums and other revenues	2,017,112	18,661,538	844,353

Benefits and other expenses:
Death benefits	813,925	834,634	404,888
Annuity benefits	292,715	307,881	8,933
Disability benefits	—	—	(296,809)
Surrender benefits and withdrawals	831,595	647,779	249,600
Interest and adjustments on contract or deposit-type contract funds	133,653	26,487	12,143
Other benefits	12,044	15,429	1,514
Increase (decrease) in life and annuity reserves	(585,196)	10,794,058	187,124
Net transfers from separate accounts	(45,761)	(48,809)	(39,498)
Total benefits and other expenses	1,452,975	12,577,459	527,895

Insurance expenses and other deductions:
Commissions and expense allowances	79,851	1,298,144	117,145
General expenses	268,640	237,466	70,566
Insurance taxes, licenses and fees	13,495	15,398	16,148
Assumed modified coinsurance reserves	(439,013)	2,719,206	(70,389)
Net interest maintenance reserve transfers under reinsurance	66,498	1,359,787	(12,842)
Deferred gain on reinsurance	—	438,863	—
Other deductions	226,813	560,602	196,328
Total insurance expenses and other deductions	216,284	6,629,466	316,956
Income/(Loss) from operations before policyholder dividends,
federal income taxes and net realized capital gains	347,853	(545,387)	(499)

Dividends to policyholders	17,133	31,561	7,964
Income/(Loss) from operations before federal income taxes
and net realized capital gains	330,720	(576,948)	(8,463)

Federal income tax expense (benefit)	(5,622)	(59,971)	28,557
Income/(Loss) from operations before net realized capital gains	336,342	(516,977)	(37,020)
Net realized capital (losses) gains	(133,974)	(81,708)	(9,713)
Net income (loss)	$202,368	$(598,685)	$(46,733)
See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Common Stock
	Shares	Amount	Aggregate Write-Ins For Other Than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total
		(In Thousands)
December 31, 2019	144	$2,880	$281,541	$252,013	$588,156	$(243,529)	$881,061
Net loss	—	—	—	—	—	(46,733)	(46,733)
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	54,517	54,517
Change in net deferred income tax	—	—	—	—	—	39,844	39,844
Change in nonadmitted assets	—	—	—	—	—	(47,015)	(47,015)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	63	63
Change in asset valuation reserve	—	—	—	—	—	(6,145)	(6,145)
Change in surplus notes	—	—	—	(33,006)	—	—	(33,006)
Deferred gain on reinsurance of existing business	—	—	(14,952)	—	—	—	(14,952)
Amortization of gain on reinsurance	—	—	(19,563)	—	—	—	(19,563)
Other post-employment benefits	—	—	—	—	—	(159)	(159)
Prior period adjustments	—	—	—	—	—	(13,590)	(13,590)

December 31, 2020	144	2,880	247,026	219,007	588,156	(262,747)	794,322
Net loss	—	—	—	—	—	(598,685)	(598,685)
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	272,407	272,407
Change in net deferred income tax	—	—	—	—	—	304,943	304,943
Change in nonadmitted assets	—	—	—	—	—	(240,054)	(240,054)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	(7)	(7)
Change in asset valuation reserve	—	—	—	—	—	(159,471)	(159,471)
Change in surplus notes	—	—	—	(96,007)	—	—	(96,007)
Capital contribution	—	—	—	—	772,197	—	772,197
Quasi-reorganization	—	—	—	—	(477,545)	477,545	—
Net gain on reinsurance deferred and recognized	—	—	191,837	—	—	—	191,837
Amortization of gain on reinsurance	—	—	(25,815)	—	—	—	(25,815)
Change in pension and other post-employment benefits	—	—	—	—	—	(2,063)	(2,063)

December 31, 2021	144	2,880	413,048	123,000	882,808	(208,132)	1,213,604
Net income	—	—	—	—	—	202,368	202,368
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	(202,692)	(202,692)
Change in net deferred income tax	—	—	—	—	—	(57,635)	(57,635)
Change in nonadmitted assets	—	—	—	—	—	32,096	32,096
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	53	53
Change in asset valuation reserve	—	—	—	—	—	(23,738)	(23,738)
Capital contribution	—	—	—	—	90,000	—	90,000
Amortization of gain on reinsurance	—	—	(32,270)	—	—	—	(32,270)
Stockholder distribution	—	—	—	—	(50,000)	—	(50,000)
Prior period adjustments	—	—	—	—	—	94,539	94,539

December 31, 2022	144	$2,880	$380,778	$123,000	$922,808	$(163,141)	$1,266,325
See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Operating activities:
Premiums, policy proceeds and other considerations received,
net of reinsurance paid	$525,382	$(3,024,443)	$344,568
Net investment income received	1,246,120	1,129,054	582,867
Commissions and expenses paid	(171,171)	(642,825)	(234,206)
Benefits paid	(2,016,202)	(1,814,050)	(525,043)
Net transfers from separate accounts	51,839	50,637	41,931
Dividends paid to policyholders	(17,837)	(12,832)	(8,339)
Federal income taxes recovered (paid)	(29,482)	—	62,083
Miscellaneous income	227,420	254,285	118,560
Net cash provided by (used in) operations	(183,931)	(4,060,174)	382,420

Investment activities:
Proceeds from sales, maturities or repayments of investments:
Bonds	5,838,449	9,335,048	899,048
Stocks	55,182	16,231	52,312
Mortgage loans	317,153	316,689	125,619
Other invested assets	85,384	362,809	46,438
Net gain (loss) on cash and short-term investments	31	1,501	17
Miscellaneous proceeds	125,598	32,501	106,608
Total proceeds from sales, maturities or repayments of investments	6,421,797	10,064,779	1,230,041

Cost of investments acquired:
Bonds	5,200,850	10,356,257	1,387,553
Stocks	29,678	36,806	15,397
Mortgage loans	513,110	238,651	67,721
Other invested assets	229,581	429,903	85,950
Miscellaneous applications	127,128	240,964	88,165
Total cost of investments acquired	6,100,348	11,302,581	1,644,786

Net decrease in contract loans	7,452	29,138	5,662
Net cash provided by (used in) investment activities	328,901	(1,208,664)	(409,083)

Financing and miscellaneous activities:
Other cash provided (applied):
Borrowed money	(235,000)	235,000	—
Surplus note	—	—	(33,006)
Net deposits on deposit type contracts	288,122	822,786	80,426
Net capital and surplus paid in	40,000	579,117	—
Funds withheld under reinsurance treaty	—	—	(20,539)
Other cash (applied) provided	(185,797)	3,760,230	(11,783)
Net cash (used) provided in financing and miscellaneous activities	(92,675)	5,397,133	15,098
Net (decrease) increase in cash, cash equivalents and short-term investments	52,295	128,295	(11,565)

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Cash, cash equivalents and short-term investments:
Beginning of year	366,847	238,552	250,118
End of year	$419,142	$366,847	$238,552

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Noncash capital contribution from parent	$—	$60,982	$—
Assets acquired from reinsurance treaties	—	16,531,143	—
Contribution of Roaring River II, Inc from parent	—	76,000	—
Surplus note forgiveness	—	96,006	—
Transfer of Roaring River IV Holding, LLC to Voya Financial, Inc.	—	39,908	—
Investment exchange	217,113	—	—
Interest capitalization	25,251	—	—
LP stock distribution	894	—	—

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

1.Organization and Significant Accounting Policies
Business
Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly-owned subsidiary of Resolution Life Colorado Inc.
On January 4, 2021, the Company's then ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US through its wholly owned Colorado life insurance subsidiary, Resolution Life Colorado Inc. ("RLCO") acquired all of the shares of the capital stock of the Company, Security Life of Denver International Limited ("SLDI"), Roaring River II, Inc. ("RRII") as well as several subsidiaries of the Company. The Company also contributed Roaring River IV Holding, LLC ("RR4H"), a former subsidiary, to another Voya Financial, Inc. affiliate. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to the Company certain in scope individual life insurance and annuities business of several of the Company’s former affiliates.
Effective with the Individual Life Transaction, the Company began focusing on the acquisition and management of closed blocks of life insurance policies and annuity contracts. In addition, the Company continues to administer business previously sold. Currently the Company is licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, the U.S. Virgin Islands and Puerto Rico. The Company ceased issuing new direct business in 2018.

On October 12, 2022, Resolution Life Group Holdings L.P. ("Group"), the ultimate parent of Resolution Life UK Holdings Limited, entered into an agreement with Rome Holdco L.P. (“Blackstone”) to sell the shares of Resolution Life Group Holdings Ltd. and its respective direct and indirect subsidiaries (which includes the Company as a wholly owned subsidiary of the Group) to a newly-formed Bermuda-domiciled partnership (the “New Partnership”). Affiliates of Blackstone will serve as the general partner of the New Partnership and as an investment manager for the assets supporting the insurance business of the New Partnership’s subsidiaries. Closing is subject to regulatory approvals and anticipated to occur in the second half of 2023. Because this transaction will result in a change of control of the Company, a Form A has been filed and is pending before the Colorado Division of Insurance of the Department of the Regulatory Agencies of the State of Colorado ("Colorado Division of Insurance").

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Use of Estimates
The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.
Correction of Errors
In 2022, the Company determined that it had overstated Interest Maintenance Reserve by $60.2 and understated reinsurance receivables by $38.1 in the prior year related to certain tendered bond transactions. The tax effect of this adjustment was an increase in current federal income taxes payable of $3.8. The net impact of this correction on surplus was an increase of $94.5.
In 2021, the Company did not have any correction of errors.
In 2020, the Company determined that it had understated a reinsurance payable in prior years by $15.9. To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $12.6 net of tax. The tax effect of this adjustment was a decrease in taxes payable of $3.3.
Also in 2020, the Company determined that it had overstated a reinsurance deferred gain in prior years by $14.9. To correct this error, the Company decreased deferred gain $14.9 and recognized a cumulative prior period adjustment decrease to surplus of $1.0 net of tax. The tax effect of this adjustment was a decrease in taxes payable of $3.7.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws ("CO SAP"). The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Colorado. The Colorado Commissioner of Insurance (“Commissioner”) has the right to permit other specific practices that deviate from NAIC SAP.

The Company is required to identify accounting practices where CO SAP departs from NAIC SAP. For the years ended December 31, 2022, 2021, and 2020, the Company had no such accounting practices.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

On January 4, 2021, the Company, with the permission of the Colorado Division of Insurance, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of January 4, 2021, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under Statements of Statutory Accounting Principles (“SSAP”) No. 72, Surplus and Quasi-Reorganizations. The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $477.5. This had no net impact on net income, total capital and surplus or risk-based capital.

The effective dates of all quasi-reorganizations in the prior 10 years are May 8, 2013 and January 4, 2021.

Below are descriptions of the significant differences between CO SAP and U.S. GAAP:
Investments: Investments in bonds and redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.
The Company periodically reviews the value of its investments in bonds and redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary-impairment ("OTTI"). To make this determination for each security, the following are some of the factors considered:
•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR and federal income tax, are recorded within net realized capital gains (losses) in the statements of operations.
The Company invests in structured securities, including residential mortgage backed securities, commercial mortgage backed securities and other asset backed securities. Structured securities are reported at the lower of amortized cost or fair value based on a designation assigned by the NAIC.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.
Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.
When an impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as impairments.
Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. Under currently effective U.S. GAAP guidance, no such reserve is required.
Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR gains as a liability on the accompanying statements of admitted assets, liabilities and capital and surplus. When the net deferral of IMR is a loss, the amount is reported as a component of other assets and nonadmitted. Under U.S GAAP, gains and losses on disposal of fixed-income investments are reported in the period that the assets are sold.
Cash, Cash Equivalents and Short-Term Investments: Cash includes cash on deposit with banks. Cash equivalents includes short-term highly liquid investments with original maturities of three months or less at the date of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, excluding those investments classified as cash equivalents.
Under U.S. GAAP, the corresponding caption of cash and cash equivalents does not include short-term investments.
Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective hedges are

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. For derivatives that are deemed replication (synthetic asset) transactions, if the replication (synthetic asset) transaction would be carried at amortized cost and the cash instrument used is carried at amortized cost, then the derivative used should be carried at amortized cost. If the replication (synthetic asset) transaction would be carried at fair value, and/or the cash instrument used is carried at fair value, then the derivative used should be carried at fair value. Any premium paid or received to enter into the derivative is carried as an asset or liability on the balance sheet. Premiums paid or received on the replication (synthetic asset) derivative are amortized into investment income until the exercise, termination or maturity date of the derivative. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, for cash flow hedges, the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized capital gains (losses). For derivative instruments that are not designated in a hedge relationship, the gain or loss on the derivative instrument is recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).
Under currently effective U.S. GAAP guidance, the Company reports mortgage loans at amortized cost, net of an estimated allowance for loan and lease losses ("ALLL"). The Company estimates the ALLL balance based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. The change in the ALLL is recorded in net realized capital gains

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

(losses) in the statements of operations. Loans are written off against the ALLL when the Company has confirmed a loan balance is not collectible.
Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.
After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101, Income Taxes ("SSAP No. 101"). These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.
Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.
Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.
Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.
Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest. Similarly, the Commissioners' Annuity Reserve Valuation method ("CARVM") is used for annuity reserve calculations.
Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold, including a provision for adverse deviation. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policyholder account balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.
Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.
Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.
Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC SSAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.
Under U.S. GAAP, the concept of nonadmitted assets is not recognized.
Consolidation: The accounts and operations of the Company's subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.
Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Limited partnerships: Limited partnerships are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in unassigned surplus. Capital contributions and distributions of capital are reflected in the carry value of the partnership. Distributions of income are reported in investment income up to the amount of net investment income earned in the partnership and otherwise as return of capital.
Under U.S. GAAP, limited partnerships are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in the statements of operations. Capital contributions and distributions of capital are reflected in the carry value of the partnership.
Surplus Notes: Surplus notes issued are reported as a component of surplus on the statements of admitted assets, liabilities and capital and surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance.
Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.
Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Other significant accounting practices are as follows:
Investments: Investments are stated at values prescribed by the NAIC, as follows:
Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.
The Company does not have any NAIC's Securities Valuation Office ("SVO")-Identified investments as defined in SSAP No. 26R, Bonds.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. Residual interests of loan-backed and structured securities, which are included in other invested assets on the statements of admitted assets, liabilities, and capital and surplus, are reported at lower of amortized cost or fair value, with changes in fair value recorded as unrealized gains and losses in Surplus.
Redeemable preferred stocks rated as highest quality, high quality or medium quality are reported at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and perpetual preferred stocks are reported at fair value not to exceed any currently effective call price.
Common stocks are reported at fair value, and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.
The Company participates in short-term bilateral repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in the amount generally equal to 95% of the estimated fair value of bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The ratio of cash held to the estimated fair value of the bonds sold is monitored throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. As of December 31, 2022 and 2021 the Company did not have any open repurchase agreements.
The Company no longer engages in securities lending. In connection, with the closing of the Individual Life Transaction, securities lending was terminated June 30, 2020.
Short-term investments are reported at amortized cost which approximates fair value.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.
Surplus notes acquired, which are included in other invested assets on the statements of admitted assets, liabilities and capital and surplus, are reported at amortized cost using the effective interest method.
Realized capital gains and losses are generally determined using the first in first out method. Specific lot identification may be used occasionally when executing a particular investment objective.
Investment income from bonds primarily consists of interest and is recognized on an accrual basis using the effective yield method giving effect to amortization of premium and accretion of discount. Income from prepayment premiums and bond tenders are also recorded in net investment income. Included within bonds are structured securities, including residential mortgage backed securities, commercial mortgage backed securities and other asset backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying collateral. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for structured securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For structured securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other structured securities, the effective yield is recalculated on a retrospective basis.
For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, foreign exchange, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated in effective hedging relationships are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.
Credit Contracts:
Credit default swap indices: Credit default swap indices are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication transactions.
Equity Contracts:
Options: The Company uses options to hedge against changes in the value of the benefit contained in the indexed universal life and indexed annuity products. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.
Futures: The Company uses equity futures contracts to hedge against equity index movement. Changes in the general level of index value can result in adverse changes in the portfolio. The Company enters into exchange traded futures and pays or receives futures commissions that are set by members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.
Foreign Exchange Contracts:
Currency Forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.
Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Interest Rate Contracts:
Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.
Total Return Swaps: The Company uses Total Return Swaps to to hedge interest rate risk associated with the Company's universal life insurance products. The Company utilizes these contracts in a non-qualifying hedging relationship.
Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying audited statutory equity modified to remove the impact of any permitted or perscribed accounting practices that depart from the NAIC SAP, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount, adjusted to a limited statutory accounting basis as promulgated by NAIC SAP. Dividends from subsidiaries are included in net investment income. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.
Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.
Aggregate Reserve for Life Policies and Contracts: Life, annuity and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.5% to 8.0% for 2022.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

A reserve has been established of $1,171.7 and $1,128.3 for any surrender value promised in excess of the legally computed reserves at December 31, 2022 and 2021, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $8,123.6 and $7,910.9 at December 31, 2022 and 2021, respectively.

The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $579.0 and $616.5 at December 31, 2022 and 2021, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.
The Company has two blocks of life insurance business subject to Valuation Manual 20: Requirements for Principle-Based Reserves ("PBR") for Life Products ("VM-20"). They are variable universal life COLI policies issued after January 1, 2020 and individual life term conversion policies issued on or after January 1, 2021 as a result of a conversion from acquired term insurance not subject to PBR. The Company was exempt from PBR VM-20 with respect to individual life term conversion policies issued in 2020. The domiciliary regulator had determined that, given the insignificant effect on reserves, a Life PBR exemption is appropriate.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.
Benefit Plans: Prior to the Individual Life Transaction, the Company sponsored a non-contributory supplemental retirement non-qualified plan covering U.S. employees. The obligation was released as part of the Individual Life Transaction. As of December 31, 2021, the Company did not have any further obligations to the plan. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.
Participating Insurance: Participating business approximates less than 50% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Policyholder dividends are recognized when declared.
Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2022	2021
	(In Thousands)
Net deferred tax asset	285,489	311,986
Investment income due and accrued	—	5,660
Other	4,451	4,390
Total nonadmitted assets	$289,940	$322,036
Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.
Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2022. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2022.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.
Other Assets: As part of the Company's retained asset program, the Company records a receivable for amount due from other insurance companies that has not been collected. Amounts are generally collected within 90 days of notification that the policyholder has entered the Company's retained asset program.
The Company is also the owner and beneficiary of life insurance policies included in other assets at their cash surrender values. The following table shows assets that could be realized from an investment vehicle on these policies as of December 31, 2022 and 2021:

	2022	2021
	(In Thousands)
Amount of admitted balance that could be realized from an investment vehicle	$10,910	$15,854
Percentage Bonds	40%	40%
Percentage Stocks	60%	60%
Reclassifications: Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

2.    Investments
Bonds, Preferred Stocks and Common Stocks
The book/adjusted carrying value or cost and fair value of bonds, preferred stocks and common stocks are as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2022
Bonds
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$341,497	$5,125	$52,459	$294,163
States, municipalities, and political subdivisions	916,323	1	208,203	708,121
Foreign other	3,379,899	11,242	617,480	2,773,661
Foreign government	289,290	2,349	55,405	236,234
Corporate securities	12,954,043	16,935	2,952,671	10,018,307
Residential mortgage backed securities	1,882,309	19,631	456,551	1,445,389
Commercial mortgage backed securities	2,579,255	874	535,676	2,044,453
Other asset backed securities	2,133,912	101	107,723	2,026,290
Total bonds	$24,476,528	$56,258	$4,986,168	$19,546,618
Preferred stocks
Preferred stocks - unaffiliated	$8,579	$—	$517	$8,062

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common Stocks
Common stocks - unaffiliated	$89,412	$369	$4,659	$85,122

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2021
Bonds
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$995,803	$171,560	$21,939	$1,145,424
States, municipalities, and political subdivisions	1,112,697	39,715	9,442	1,142,970
Foreign other	3,605,441	193,123	48,994	3,749,570
Foreign government	334,626	16,732	10,386	340,972
Corporate securities	14,466,976	830,104	213,291	15,083,789
Residential mortgage backed securities	1,894,599	44,604	43,832	1,895,371
Commercial mortgage backed securities	2,045,765	59,642	29,830	2,075,577
Other asset backed securities	1,238,429	14,876	8,024	1,245,281
Total bonds	$25,694,336	$1,370,356	$385,738	$26,678,954
Preferred stocks
Preferred stocks - unaffiliated	$11,048	$191	$110	$11,129

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks
Common stocks - unaffiliated	$73,643	$92	$769	$72,966

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The aggregate fair value of bonds, preferred stocks, and common stocks with unrealized losses and the time period that book/adjusted carrying value exceeded fair value are as follows:

	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
At December 31, 2022
Bonds	$10,441,943	$2,331,849	$7,672,554	$2,654,319	$18,114,497	$4,986,168
Preferred stocks	—	—	2,928	517	2,928	517
Common stocks	6,708	4,344	120	315	6,828	4,659

At December 31, 2021
Bonds	12,327,491	372,095	331,469	13,644	12,658,960	385,739
Preferred stocks	5,390	110	—	—	5,390	110
Common stocks	4,267	709	392	60	4,659	769

The book/adjusted carrying value and fair value of investments in bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$148,585	$146,592
Due after 1 year through 5 years	1,032,061	954,974
Due after 5 years through 10 years	2,409,117	2,100,447
Due after 10 years	14,291,289	10,828,473
	17,881,052	14,030,486
Residential mortgage backed securities	1,882,309	1,445,389
Commercial mortgage backed securities	2,579,255	2,044,453
Other asset backed securities	2,133,912	2,026,290
Total	$24,476,528	$19,546,618
The following table shows prepayment penalty and acceleration fees for the years ended December 31, 2022, 2021, and 2020:

	2022	2021*	2020
	(Dollars In Thousands)
General Account
Number of CUSIPs	53	38	41
Aggregate Amount of Investment Income	$29,343	$7,455	$900
* 2021 did not include amounts related to certain bond tender transactions. See Corrections of Error in Note 1.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table shows 5GI securities at December 31, 2022 and 2021:

Investment	Number of 5GI Securities		Aggregate Book/Adjusted Carrying Value (BACV)		Aggregate Fair Value
	2022	2021	2022	2021	2022	2021
			(In Thousands)
Bonds - AC	13	12	$2,938	$483	$3,340	$574
LB&SS- AC	16	16	2,042	2,322	3,193	6,431
Total	29	28	$4,980	$2,805	$6,533	$7,005

AC- Amortized Cost LB- Loan-backed Securities SS- Structured Securities
Mortgage Loans
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for mortgage loans initiated during 2022 were: Commercial loans - 2.4% and 7.0%; Mezzanine Loans - 5.0% and 6.7%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2022, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 63.34% on commercial properties.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2022 and 2021:

	Commercial
	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2022
Recorded investment (all)
Current	$2,572,018	$59,690	$2,631,708
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$2,099,301	$59,690	$2,158,991

December 31, 2021
Recorded investment (all)
Current	$2,452,617	$—	$2,452,617
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$2,014,194	$—	$2,014,194
The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2022 and 2021.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2022, 2021 and 2020:

	Commercial
	Insured	All Other	Total
	(In Thousands)
December 31, 2022
Average recorded investment	$—	$—	$—
Interest income recognized	—	—	—
Recorded Investments on nonaccrual status	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—

December 31, 2021
Average recorded investment	$—	$23,029	$23,029
Interest income recognized	—	1,220	1,220
Recorded Investments on nonaccrual status	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	1,202	1,202

December 31, 2020
Average recorded investment	$—	$22,517	$22,517
Interest income recognized	—	965	965
Recorded Investments on nonaccrual status	—	910	910
Amount of interest income recognized using a cash-basis method of accounting	—	972	972
The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2022 and 2021.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2022 and 2021.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Net Realized Capital Gains and Losses
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2022	2021	2020
	(In Thousands)
Realized capital gains/(losses)	$(530,317)	$303,441	$14,646
Amount transferred to IMR (net of related taxes of
$(102,779) in 2022, $78,594 in 2021, and $6,099 in 2020)	386,645	(295,663)	(22,945)
Federal income tax benefit (expense)	9,699	(89,485)	(1,414)
Net realized capital gains/(losses)	$(133,973)	$(81,707)	$(9,713)
Realized capital losses include losses of $72.9, $13.9 and $14.4 related to securities that have experienced an other-than-temporary decline in value during 2022, 2021 and 2020, respectively.
Proceeds from sales of investments in bonds and other fixed maturity interest securities were $5,143.4, $7,706.0 and $662.6 in 2022, 2021 and 2020, respectively. Gross gains of $156.9, $452.1 and $34.4 and gross losses of $594.4, $122.2 and $8.1 during 2022, 2021 and 2020, respectively, were realized on those sales. A portion of the gains and losses realized in each year has been deferred to future periods in the IMR.
The Company does not have any OTTI's recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities ("SSAP No. 43R") during 2022 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2021 due to intent to sell or inability or lack of intent to hold to recovery in 2021:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
OTTI recognized as of December 31, 2021
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	55,129	—	6,381	48,748
Total	$55,129	$—	$6,381	$48,748

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2020 due to intent to sell or inability or lack of intent to hold to recovery in 2020:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
OTTI recognized as of December 31, 2020
Aggregate intent to sell	$203	$12	$—	$191
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total	$203	$12	$—	$191
The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2022:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
12668BSN4	$987	$355	$633	$355	$355	12/31/2022
17311YAB9	3,976	3,780	196	3,780	3,780	12/31/2022
31325URK4	2,683	1,392	1,292	1,392	1,392	12/31/2022
3132HTZX7	6,691	4,599	2,092	4,599	4,599	12/31/2022
3136A1LJ2	775	496	279	496	496	12/31/2022
3136AEDC8	50	33	16	33	33	12/31/2022
3136ARMA3	455	308	146	308	308	12/31/2022
3136ATFX7	2,194	1,428	766	1,428	1,428	12/31/2022
3136AU4G3	582	409	173	409	409	12/31/2022
3136B2CG5	488	305	183	305	305	12/31/2022
3137AXJ95	669	467	203	467	467	12/31/2022
3137AYAK7	689	353	336	353	353	12/31/2022
3137B7BP3	4,509	3,304	1,205	3,304	3,304	12/31/2022
3137B8BK2	4,265	2,686	1,578	2,686	2,686	12/31/2022
3137BSHH9	934	588	345	588	588	12/31/2022
31393G6F6	228	178	50	178	178	12/31/2022
31393JC89	514	402	112	402	402	12/31/2022
31393MP39	384	322	61	322	322	12/31/2022
31393T5J1	268	232	36	232	232	12/31/2022
31393TVC7	439	313	126	313	313	12/31/2022
31393UCD3	669	571	97	571	571	12/31/2022
31393WWX3	125	91	34	91	91	12/31/2022
31394EKT4	205	157	47	157	157	12/31/2022
31394ETR9	105	94	10	94	94	12/31/2022
31394F4L6	137	97	40	97	97	12/31/2022
31394KKV5	441	367	74	367	367	12/31/2022
31394KZD9	443	370	73	370	370	12/31/2022
31394U2Y7	200	156	44	156	156	12/31/2022
31394VGQ7	605	452	153	452	452	12/31/2022
31394XDK9	210	151	59	151	151	12/31/2022

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
31395CY54	484	346	137	346	346	12/31/2022
31395DPQ6	42	25	16	25	25	12/31/2022
31395PE40	248	135	113	135	135	12/31/2022
31396AAP9	1,025	820	205	820	820	12/31/2022
31396JPN9	488	339	149	339	339	12/31/2022
31396K5P3	713	476	237	476	476	12/31/2022
31396TZH9	568	408	160	408	408	12/31/2022
31397KRN3	636	444	193	444	444	12/31/2022
31398NL28	516	320	197	320	320	12/31/2022
31398RLT0	4,259	3,508	751	3,508	3,508	12/31/2022
38374CDT5	1,150	929	221	929	929	12/31/2022
38374E6P7	759	628	132	628	628	12/31/2022
38374FK45	580	477	104	477	477	12/31/2022
38374GYL0	123	94	29	94	94	12/31/2022
38377QGM3	948	544	404	544	544	12/31/2022
38377VY67	3,912	3,095	817	3,095	3,095	12/31/2022
38379BGA0	442	315	128	315	315	12/31/2022
38379WFS6	544	333	210	333	333	12/31/2022
68402BAC0	11,033	10,680	353	10,680	10,680	9/30/2022
3136B3H52	4,430	2,687	1,743	2,687	2,687	9/30/2022
225458X45	2,278	1,901	377	1,901	1,901	9/30/2022
3136B1DK7	2,429	1,642	787	1,642	1,642	9/30/2022
59025CAD2	1,291	1,051	241	1,051	1,051	9/30/2022
3137BW5X8	1,351	802	549	802	802	9/30/2022
3137B5SC8	1,320	787	533	787	787	9/30/2022
3136ANWU7	1,322	773	549	773	773	9/30/2022
30247DAE1	619	559	60	559	559	9/30/2022
31394FJ30	893	456	437	456	456	9/30/2022
3136AQWF3	606	366	240	366	366	9/30/2022
31397N3G8	612	355	257	355	355	9/30/2022
31396Q5E5	568	350	218	350	350	9/30/2022
31396VKN7	525	346	179	346	346	9/30/2022
31396NLG9	504	343	160	343	343	9/30/2022
31396LLW8	614	339	276	339	339	9/30/2022
31396LMF4	572	336	236	336	336	9/30/2022
31394ETM0	623	326	297	326	326	9/30/2022
3128HUCK5	503	310	193	310	310	9/30/2022
31398PVV8	577	273	304	273	273	9/30/2022
31398GYX1	539	255	284	255	255	9/30/2022
31396RQA8	471	247	224	247	247	9/30/2022
31398SY98	563	244	318	244	244	9/30/2022
31397T3F7	578	244	334	244	244	9/30/2022
31393X5Y9	440	226	214	226	226	9/30/2022
3136A6PZ1	474	225	249	225	225	9/30/2022
31397UN62	443	222	222	222	222	9/30/2022
38376JV35	421	208	212	208	208	9/30/2022
92917BAC8	325	205	120	205	205	9/30/2022
31396LRB8	340	202	137	202	202	9/30/2022
38378P8Y7	402	191	211	191	191	9/30/2022

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
38377WG65	417	184	233	184	184	9/30/2022
31396VN46	368	184	184	184	184	9/30/2022
31398KCB4	382	181	201	181	181	9/30/2022
38377TQ53	462	172	289	172	172	9/30/2022
3137BBPE4	379	162	217	162	162	9/30/2022
38377LL48	337	162	175	162	162	9/30/2022
38375KJJ2	310	156	154	156	156	9/30/2022
31282YNS4	277	156	121	156	156	9/30/2022
31397R4G8	338	155	183	155	155	9/30/2022
31397YW72	302	148	154	148	148	9/30/2022
38374EP35	270	145	125	145	145	9/30/2022
31397USA8	341	141	201	141	141	9/30/2022
3136ANMD6	333	140	193	140	140	9/30/2022
3136ALLV1	306	140	166	140	140	9/30/2022
31397AZX4	230	134	96	134	134	9/30/2022
31282YNU9	243	131	112	131	131	9/30/2022
3128HUBP5	217	126	91	126	126	9/30/2022
31395NLC9	246	121	125	121	121	9/30/2022
31397YZ20	250	116	134	116	116	9/30/2022
31397GRK8	237	114	124	114	114	9/30/2022
31396RKW6	217	111	106	111	111	9/30/2022
31397KF89	219	107	112	107	107	9/30/2022
3136A4CD9	232	97	136	97	97	9/30/2022
31396H2E8	167	91	76	91	91	9/30/2022
31398QRT6	210	90	120	90	90	9/30/2022
38374KKX0	177	86	92	86	86	9/30/2022
31397UGY9	185	85	100	85	85	9/30/2022
31396PZF1	179	85	94	85	85	9/30/2022
38377WGK4	161	63	98	63	63	9/30/2022
3137ALWU9	228	63	165	63	63	9/30/2022
31397YSN2	133	62	71	62	62	9/30/2022
31396LD56	97	55	42	55	55	9/30/2022
31282YYA1	87	47	41	47	47	9/30/2022
31396HH51	88	45	43	45	45	9/30/2022
3128HUA84	87	45	42	45	45	9/30/2022
3128HUA50	73	35	37	35	35	9/30/2022
31398VLL8	78	33	45	33	33	9/30/2022
31395BGL1	75	31	44	31	31	9/30/2022
31392HZL0	41	25	17	25	25	9/30/2022
38375LUL2	67	24	43	24	24	9/30/2022
3136AGCZ3	58	21	37	21	21	9/30/2022
31396L3N8	44	21	23	21	21	9/30/2022
3137AQSS8	50	19	31	19	19	9/30/2022
31398SF40	40	19	22	19	19	9/30/2022
38378UB89	44	18	26	18	18	9/30/2022
38378P7C6	44	15	28	15	15	9/30/2022
38374VUT4	22	15	7	15	15	9/30/2022
38374M7D5	24	13	12	13	13	9/30/2022
31397P4L1	23	10	12	10	10	9/30/2022
31392CRB2	16	9	7	9	9	9/30/2022

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
38375PYP0	19	8	10	8	8	9/30/2022
31396LT34	14	7	7	7	7	9/30/2022
38377F2Z3	14	6	8	6	6	9/30/2022
31396QCH0	7	6	1	6	6	9/30/2022
31397MQ75	18	4	14	4	4	9/30/2022
38378EPB3	10	3	8	3	3	9/30/2022
312913JL1	—	—	—	—	—	9/30/2022
3136A1LJ2	1,181	850	331	850	850	6/30/2022
3136ANRY5	966	545	421	545	545	6/30/2022
3136ARMA3	777	504	273	504	504	6/30/2022
3136AU4G3	998	641	357	641	641	6/30/2022
3136B2CG5	837	545	292	545	545	6/30/2022
3137BGFU8	1,310	903	408	903	903	6/30/2022
31396JPN9	827	547	280	547	547	6/30/2022
31396K5P3	1,048	778	270	778	778	6/30/2022
31396VKN7	824	551	273	551	551	6/30/2022
38377XDM1	669	388	281	388	388	6/30/2022
38379BGA0	779	479	300	479	479	6/30/2022
3136AAYK5	1,367	1,076	292	1,076	1,076	3/31/2022
3136ANWU7	2,079	1,521	558	1,521	1,521	3/31/2022
3136AQWF3	964	685	279	685	685	3/31/2022
3136ATFX7	3,674	2,474	1,200	2,474	2,474	3/31/2022
3136AXYA7	5,397	3,754	1,643	3,754	3,754	3/31/2022
3136B1DK7	3,519	2,760	759	2,760	2,760	3/31/2022
3136B3H52	7,554	5,002	2,552	5,002	5,002	3/31/2022
3136B5TC9	1,182	840	342	840	840	3/31/2022
3137AMQL4	2,305	1,540	765	1,540	1,540	3/31/2022
3137ARKM7	1,307	929	378	929	929	3/31/2022
3137B5SC8	2,007	1,542	465	1,542	1,542	3/31/2022
3137B6V57	938	617	320	617	617	3/31/2022
3137BSHH9	1,469	1,053	416	1,053	1,053	3/31/2022
3137BW5X8	2,524	1,543	981	1,543	1,543	3/31/2022
3137BXSJ2	1,514	1,065	450	1,065	1,065	3/31/2022
3137BYPE4	5,640	4,319	1,321	4,319	4,319	3/31/2022
3137FBX84	6,033	4,618	1,416	4,618	4,618	3/31/2022
31394ETM0	966	711	255	711	711	3/31/2022
31396NLG9	855	571	284	571	571	3/31/2022
31398NL28	888	602	286	602	602	3/31/2022
38377QGM3	1,876	1,095	781	1,095	1,095	3/31/2022
38379DCX0	650	379	271	379	379	3/31/2022
38379WFS6	1,003	638	366	638	638	3/31/2022

Total			$50,101

Securities with no amount disclosed represents an OTTI of less than $1.
The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $50.1, $6.4 and $2.2 in 2022, 2021 and 2020, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2022
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$410,808	$2,366,601
Greater than 12 months	689,392	2,462,116
Total	$1,100,200	$4,828,717

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$74,558	$3,336,254
Greater than 12 months	4,630	159,196
Total	$79,188	$3,495,450
Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company's overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2022, 2021 and 2020 are as follows:

Description	Amount of Impairment
	2022	2021	2020
	(In Thousands)
BLACKSTONE EQ MANAGED ACCT PORT LP	$—	$—	$58
BLACKSTONE MARKET OPPORTUNITIES FU PRVT	—	—	35
EAST LODGE EUROPEAN ABS FUND	—	—	661
EIG ENERGY FUND XIV LP	—	—	933
ENERGY CAPITAL PARTNERS, LP PRVT	—	—	40
SHELTER GROWTH OPPOR FUND LTD	—	—	2,561
Total	$—	$—	$4,288

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Net Investment Income
Major categories of net investment income are summarized as follows:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Gross investment income:
Equity securities	$5,692	$3,330	$3,050
Bonds	929,774	764,574	449,847
Mortgage loans	100,392	96,917	61,082
Derivatives	41,564	144,694	9,903
Contract loans	74,320	66,543	50,107
Other invested assets	106,979	122,917	65,039
Other	3,290	578	1,937
Total gross investment income	1,262,011	1,199,553	640,965
Investment expenses	(70,027)	(95,131)	(58,919)
Net investment income	$1,191,984	$1,104,422	$582,046
Federal Home Loan Bank Agreements
The Company is a member of the FHLB of Topeka. Through its membership, the Company has conducted business (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. Reserves for these funds appear on the statement of admitted assets, liabilities, and capital and surplus under deposit type contracts. The Company has determined the estimated maximum borrowing capacity as $12,600.0 at December 31, 2022. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is potentially up to 40% of the general account total net admitted assets, excluding Separate Accounts, of the Company, one quarter in arrears, based on credit approval from FHLB of Topeka.
The amount of FHLB capital stock held by the Company is as follows:

	2022			2021
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$500	$—	$500	$500	$—	$500
Activity stock	73,750	—	73,750	64,525	—	64,525
Excess stock	1,636	—	1,636	1,066	—	1,066
Aggregate total	$75,886	$—	$75,886	$66,091	$—	$66,091

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2022
General account	$2,124,298	$2,834,631	$1,650,000	$2,175,676	$2,837,873	$1,650,000
Separate account	—	—	—	—	—	—
Total	$2,124,298	$2,834,631	$1,650,000	$2,175,676	$2,837,873	$1,650,000

As of December 31, 2021
General account	$2,248,695	$2,033,918	$1,445,000	$2,273,726	$2,036,819	$1,295,000
Separate account	—	—	—	—	—	—
Total	$2,248,695	$2,033,918	$1,445,000	$2,273,726	$2,036,819	$1,295,000
The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreements Reserves Established
	(In Thousands)
As of December 31, 2022
Debt	$—	$—	$—	XXX
Funding agreements	1,650,000	—	1,650,000	$1,645,651
Other	—	—	—	XXX
Aggregate total	$1,650,000	$—	$1,650,000	$1,645,651

As of December 31, 2021
Debt	$—	$—	$—	XXX
Funding agreements	1,445,000	—	1,445,000	$1,369,682
Other	—	—	—	XXX
Aggregate total	$1,445,000	$—	$1,445,000	$1,369,682
The maximum amount the general account borrowed from FHLB during the current reporting period was $1,650.0.
As of December 31, 2022, the Company's FHLB borrowings are subject to prepayment penalties.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2022:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
FHLB capital stock	75,886	—	75,886	66,091	9,795	—	75,886	0.2%	0.2%
On deposit with states	27,081	—	27,081	27,027	54	—	27,081	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	2,834,631	—	2,834,631	2,033,918	800,713	—	2,834,631	8.6%	8.6%
Derivative pledged collateral	18,593	—	18,593	3,733	14,860	—	18,593	0.1%	0.1%
Total restricted assets	$2,956,191	$—	$2,956,191	$2,130,769	$825,422	$—	$2,956,191	9.0%	9.0%

* Subset of Total General Account Gross Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
FHLB capital stock	$66,091	$—	$66,091	$46,094	$19,997	$—	$66,091	0.2%	0.2%
On deposit with states	27,027	—	27,027	26,941	86	—	27,027	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	2,033,918	—	2,033,918	983,486	1,050,432		2,033,918	5.8%	5.9%
Derivative pledged collateral	3,733	—	3,733	1,778	1,955	—	3,733	0.0%	0.0%
Total restricted assets	$2,130,769	$—	$2,130,769	$1,058,299	$1,072,470	$—	$2,130,769	6.1%	6.2%

* Subset of Total General Account Gross Restricted Assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table shows collateral received and reflected as assets at December 31, 2022:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$189,572	$189,572	0.60%	0.60%
Total collateral Assets	$189,572	$189,572	0.60%	0.60%

*BACV divided by total assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

			Amount	% of Liability to Total Liabilities
			(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*			$189,572	0.63%

*BACV divided by total liabilities excluding Separate Accounts
The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$366,847	$366,847	1.05%	1.05%
Long term bonds owned	110,017	110,017	0.31	0.31
Total collateral Assets	$476,864	$476,864	1.36%	1.36%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

			Amount	% of Liability to Total Liabilities
			(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*			$476,864	1.51%

*BACV divided by total liabilities excluding Separate Accounts

Troubled Debt Restructuring
The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.
As of December 31, 2022 and 2021, the Company held 3 and 5 private placement troubled debt restructuring loans with a carrying value of $15.4 and $25.0, respectively.
For the years ended December 31, 2022 and 2021, the Company’s total recorded investment in restructured debt was $15.4 and $25.0, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $0.0 during 2022, 2021, and 2020, respectively.
The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.
The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.
3.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, foreign exchange, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the statements of admitted assets and are being amortized to investment income over the remaining terms of the contracts.
Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the statements of admitted assets, liabilities and capital and surplus. Gains or losses realized as a result of early terminations are

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

recognized in income in the statement of operations or deferred into IMR and amortized to investment income.
Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments (replication transactions) are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.
Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.
The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2022	As of December 31, 2021
Collateral Type:	(In Thousands)
Cash
Held- OTC Contracts	$189,572	$476,864
Held- Cleared Contracts	—	—
Pledged- Cleared Contracts	—	1,930

Securities
Held	$—	$—
Delivered	18,593	1,803

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The table below summarizes the Company’s derivative contracts at December 31, 2022 and 2021:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2022
Derivative contracts:
Credit contracts	$148,500	$2,297	$3,302
Equity contracts	2,606,232	190,864	190,836
Foreign exchange contracts	88,194	4,458	11,492
Interest rate contracts	55,540	1,288	(9,409)
Total return swaps	74,000	920	920
Total derivative contracts	$2,972,466	$199,827	$197,141

December 31, 2021
Derivative contracts:
Equity contracts	$2,424,056	$478,667	$478,768
Foreign exchange contracts	51,667	177	3,315
Interest rate contracts	58,666	(230)	(7,841)
Total return swaps	94,000	(806)	(806)
Total derivative contracts	$2,628,389	$477,808	$473,436
The Company does not have any derivative contracts with financing premiums.
4.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $865.2 and $738.5 and an aggregate fair value of $751.8 and $780.0 at December 31, 2022 and 2021, respectively. Those holdings amounted to 3.5% and 2.9% of the Company’s investments in bonds and 2.6% and 2.3% of total admitted assets at December 31, 2022 and 2021, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $123.3 and $282.1 with an aggregate fair value of $123.3 and $286.5 at December 31, 2022 and 2021, respectively. The carrying value of these holdings amounted to 0.5% and 1.1% of the Company’s investment in bonds and 0.4% and 0.9% of the Company’s total admitted assets at December 31, 2022 and 2021, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2022		2021
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Loan-to-Value
0% - 50%	$2,262,164	86.0%	$2,194,128	89.5%
50% - 60%	344,698	13.1%	193,381	7.9%
60% - 70%	24,846	0.9%	38,789	1.6%
70% - 80%	—	—%	26,320	1.1%
Total	$2,631,708	100.0%	$2,452,617	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,943,079	73.8%	$2,049,127	83.5%
1.25x to 1.5x	254,717	9.7%	313,696	12.8%
1.0x to 1.25x	137,329	5.2%	63,106	2.6%
Less than 1.0x	296,583	11.3%	26,689	1.1%
Total	$2,631,708	100.0%	$2,452,617	100.0%
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2022		As of December 31, 2021
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Apartments	$944,800	35.9%	$827,669	33.7%
Hotel/Motel	64,581	2.5%	84,112	3.4%
Industrial	354,503	13.5%	232,527	9.5%
Mixed Use	9,165	0.3%	4,849	0.2%
Office	321,758	12.2%	344,277	14.0%
Other	323,225	12.3%	282,853	11.5%
Retail	613,676	23.3%	676,330	27.6%
Total	$2,631,708	100.0%	$2,452,617	100.0%
The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2022		As of December 31, 2021
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Pacific	$729,773	27.6%	$664,266	27.0%
South Atlantic	546,816	20.8%	471,290	19.2%
West South Central	238,795	9.1%	212,588	8.7%
East North Central	280,208	10.6%	266,256	10.9%
Middle Atlantic	368,681	14.0%	371,590	15.2%
Mountain	306,515	11.7%	293,146	12.0%
West North Central	80,995	3.1%	86,401	3.5%
New England	44,130	1.7%	50,443	2.1%
East South Central	35,795	1.4%	36,636	1.5%
Total	$2,631,708	100.0%	$2,452,617	100.0%
The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2022	2021
	(In Thousands)
2022	$501,541	$—
2021	236,095	234,439
2020	60,161	74,399
2019	121,822	179,786
2018	270,688	286,007
2017	233,373	255,399
2016 and prior	1,208,028	1,422,587
Total	$2,631,708	$2,452,617

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

5.    Reserves
At December 31, 2022 and 2021, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account Non-Guaranteed	Total	% of Total
	(In thousands)
December 31, 2022
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$254,749	$—	$254,749	14.5%
At book value less current surrender charge of 5% or more	2,064	—	2,064	0.1
At fair value	—	10,977	10,977	0.6
Total with market value adjustment or at fair value	256,813	10,977	267,790	15.2
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	882,060	—	882,060	50.0
Not subject to discretionary withdrawal	612,643	—	612,643	34.8
Total gross individual annuities reserves	1,751,516	10,977	1,762,493	100.0%
Less reinsurance ceded	1,625	—	1,625
Total net individual annuities reserves	$1,749,891	$10,977	$1,760,868
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$165	$—	$165

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$4,700	$—	$4,700	0.4%
Total with market value adjustment or at fair value	4,700	—	4,700	0.4
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	1,748	—	1,748	0.1
Not subject to discretionary withdrawal	1,327,325	—	1,327,325	99.5
Total gross group annuities reserves	1,333,773	—	1,333,773	100.0%
Less reinsurance ceded	—	—	—
Total net gross annuities reserves	$1,333,773	$—	$1,333,773
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	$303,595	$—	$303,595	13.7%
Not subject to discretionary withdrawal	1,907,965	—	1,907,965	86.3
Total gross deposit type contracts reserves	2,211,560	—	2,211,560	100.0%
Less reinsurance ceded	761	—	761
Total net deposit type contracts reserves	$2,210,799	$—	$2,210,799
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

	General Account	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2021	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$320,640	$—	$320,640	16.0%
At book value less current surrender charge of 5% or more	3,859	—	3,859	0.2
At fair value	—	12,741	12,741	0.6
Total with market value adjustment or at fair value	324,499	12,741	337,240	16.8
At book value without adjustment (minimal or no charge or adjustment)	1,026,534	—	1,026,534	51.1
Not subject to discretionary withdrawal	646,393	—	646,393	32.2
Total gross individual annuities reserves	1,997,426	12,741	2,010,167	100.0%
Less reinsurance ceded	1,545	—	1,545
Total net individual annuities reserves	$1,995,881	$12,741	$2,008,622
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$5,154	$—	$5,154	0.4%
Total with market value adjustment or at fair value	5,154	—	5,154	0.4
At book value without adjustment (minimal or no charge or adjustment)	2,194	—	2,194	0.2%
Not subject to discretionary withdrawal	1,417,641	—	1,417,641	99.5%
Total gross group annuities reserves	1,424,989	—	1,424,989	100.0%
Less reinsurance ceded	77	—	77
Total net group annuities reserves	$1,424,912	$—	$1,424,912
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—

Deposit Type-Contracts (no life contingencies):
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	175,512	$—	$175,512	9.7%
Not subject to discretionary withdrawal	1,638,393	—	1,638,393	90.3%
Total gross deposit type contracts reserves	1,813,905	—	1,813,905	100.0%
Less reinsurance ceded	761	—	761
Total net deposit fund liabilities reserves	$1,813,144	$—	$1,813,144
Amount with current surrender charge of 5% or more in the current year that will have less than a 5% surrender charge in the year subsequent to the balance sheet year	$—	$—	$—
The reconciliation of total annuity reserves and deposit-type contract fund liabilities at December 31, 2022 and 2021, is as follows:

	December 31
	2022	2021
	(In Thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,943,984	$3,169,869
Exhibit 5, Supplemental Contracts with Life Contingencies Section, Total (net)	139,680	141,389
Exhibit 7, Deposit - Type Contracts, line 14, column 1	2,210,800	1,922,678
Total Life & Accident & Health Annual Statement	5,294,464	5,233,936

Separate Accounts Annual Statement:
Exhibit 3, Annuities Section, Total (net)	10,977	12,741
Total Separate Accounts Annual Statement	10,977	12,741

Combined Total	$5,305,441	$5,246,677

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

At December 31, 2022 and 2021, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2022
General Account:
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$204,823	$743,968
Universal life	8,664,668	8,547,244	8,411,585
Universal life with secondary guarantees	2,440,651	2,285,794	7,094,784
Indexed universal life	2,393,701	2,248,802	2,158,798
Indexed universal life with secondary guarantees	167,470	126,407	335,525
Other permanent cash value life Insurance	1,902,237	2,947,380	2,430,696
Variable life	5,846	5,846	5,830
Variable universal life	1,028,542	1,032,824	1,001,487
Miscellaneous reserves	—	—	138
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	7,000,622
Accidental death benefits	XXX	XXX	1,467
Disability - active lives	XXX	XXX	33,278
Disability - disabled lives	XXX	XXX	87,034
Miscellaneous reserves	XXX	XXX	2,341,535
Total gross life insurance reserves	16,603,115	17,399,120	31,646,747
Less reinsurance ceded	3,168,484	3,358,435	16,699,347
Total net life insurance reserves	$13,434,631	$14,040,685	$14,947,400

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal life	$1,357,026	$1,313,907	$1,355,731
Not subject to discretionary withdrawal
Total gross life insurance reserves	1,357,026	1,313,907	1,355,731
Total net separate account with nonguaranteed life insurance reserves	$1,357,026	$1,313,907	$1,355,731

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account:
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$178,974	$689,648
Universal life	8,853,848	8,728,776	8,576,174
Universal life with secondary guarantees	2,546,993	2,356,606	7,026,827
Indexed universal life	2,194,458	2,026,689	2,161,201
Indexed universal life with secondary guarantees	152,638	108,255	297,107
Other permanent cash value life Insurance	1,963,986	3,021,641	2,522,774
Variable life	4,502	4,502	4,483
Variable universal life	991,126	995,840	944,224
Miscellaneous reserves	—	—	138
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	7,521,017
Accidental death benefits	XXX	XXX	1,558
Disability - active lives	XXX	XXX	39,286
Disability - disabled lives	XXX	XXX	90,231
Miscellaneous reserves	XXX	XXX	2,573,326
Total gross life insurance reserves	16,707,551	17,421,283	32,447,994
Less reinsurance ceded	3,245,511	3,376,846	17,142,991
Total net life insurance reserves	$13,462,040	$14,044,437	$15,305,003

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,774,421	$1,705,675	$1,771,119
Total gross life insurance reserves	1,774,421	1,705,675	1,771,119
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,774,421	$1,705,675	$1,771,119
The reconciliation of total life insurance reserves at December 31, 2022 and 2021, is as follows:

	December 31
	2022	2021
	(In Thousands)
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$13,362,532	$13,551,703
Exhibit 5, Accidental Death Benefits Section, Total (net)	589	616
Exhibit 5, Disability – Active Lives Section, Total (net)	5,880	6,352
Exhibit 5, Disability – Disabled Lives Section, Total (net)	62,458	67,118
Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,515,942	1,679,213
Total Life & Accident & Health Annual Statement	14,947,401	15,305,002

Separate Accounts Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	1,355,731	1,771,119
Total Separate Accounts Annual Statement	1,355,731	1,771,119

Combined Total	$16,303,132	$17,076,121

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2022 and 2021 are as follows:

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
	(In Thousands)
Ordinary renewal	571	(6,305)	86,286	79,545
Group life	(11)	(17)	(26)	(30)
Group annuity	(106)	(106)	13	13
Total	$454	$(6,428)	$86,273	$79,528
6.    Employee Benefit Plans
Defined Benefit Plan: Prior to the Individual Life Transaction, the Company sponsored a non-contributory supplemental retirement non-qualified plan covering U.S. employees. The obligation was released as part of the Individual Life Transaction. As of December 31, 2022, the Company did not have any further obligations to the plan.
Defined Contribution Plans: Subsequent to the Individual Life Transaction, Resolution Life Services (US), Inc. sponsors the Resolution Life US 401(k) Plan (the “Plan”). Substantially all employees of Resolution Life US and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, other than Company agents. The Plan is a tax qualified defined contribution plan. Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Plan allows eligible participants to defer into the Plan a specified percentage of eligible compensation on a pretax basis. Resolution Life US matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are automatically vested, regardless of service history. All contributions made to the Plan are subject to certain limits imposed by applicable law. Expenses allocated to the Company were $3.2 and $2.3 for 2022 and 2021, respectively. Prior to the Individual Life Transaction the Company was a party to a prior contribution plan with the Company's prior parent. Expenses allocated to the Company under the prior plan were $0.7 for 2020.
Consolidated/Holding Company Plans: Subsequent to the Individual Life Transaction Resolution Life Services (US) Inc., an affiliate, offers long term incentives to its eligible employees and certain other individuals who meet the eligibility criteria. Expenses allocated to the Company were $2.7 and $4.7 for 2022 and 2021, respectively. Prior to the Individual Life Transaction the Company was a party to a prior plan with the Company's prior parent. Expenses allocated to the Company under the prior plan were $0.2 for 2020.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2022	2021	2022	2021
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$—	$18,624
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	(18,624)
Benefit obligation at end of year	$—	$—	$—	$—

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$—	$205
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	(205)
Benefit obligation at end of year	$—	$—	$—	$—
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Reporting entity contribution	—	1,428	—	18
Plan participants' contributions	—	—	—	1
Benefits paid	—	(1,428)	—	(19)
Fair value of plan assets at end of year	$—	$—	$—	$—
The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
(In Thousands)
Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	—	—	—	—
Liability for pension benefits	—	—	—	—

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	—	—	—	—

Unrecognized liabilities	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Interest cost	—	—	580	—	—	6
Transition asset or obligation	—	—	577	—	—	—
Gains and losses	—	—	1,178	—	—	(171)
Prior service cost or credit	—	—	—	—	—	(111)
Total net periodic benefit cost	$—	$—	$2,335	$—	$—	$(276)
The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Items not yet recognized - prior year	$—	$6,719	$6,850	$—	$(1,655)	$(1,944)
Net transition asset or obligation recognized	—	—	(577)	—	—	—
Net prior service cost or credit recognized	—	—	—	—	—	111
Net gain and loss arising during period	—	—	1,624	—	—	8
Net gain and loss recognized	—	(6,719)	(1,178)	—	1,655	171
Items not yet recognized - current year	$—	$—	$6,719	$—	$—	$(1,655)
The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Net prior service cost or credit	—	—	—	—	—	(299)
Net recognized gains and losses	—	—	6,719	—	—	(1,356)
Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2022 and 2021 were as follows:

	2022	2021
Weighted average discount rate	—%	—%
The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 0.00% and 0.00% as of December 31, 2022 and 2021, respectively.
Assumptions used in determining expense for the defined benefit plans as of January 1, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Weighted average discount rate	0.00%	0.00%	3.36%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The weighted-average discount rate used to determine expense of other benefit plans was 0.00%, 0.00%, and 2.96% as of January 1, 2022, 2021, and 2020 respectively.
The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 0.00%.
The amount of accumulated benefit obligation for defined benefit pension plans was $0.0 and $0.0 as of December 31, 2022 and 2021, respectively.
As part of the Individual Life Transaction referenced in Note 1, the obligations under the nonqualified defined benefit pension plan transferred to Voya Service Company ("VSC"). As a result, the Company does not have any regulatory contributions required in 2023, nor does the Company intend to make voluntary contributions in 2023. These obligations are not included in the Individual Life Transaction referenced in Note 1, and therefore the Company does not expect to pay any benefits in future years.

7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.
The general nature and characteristics of separate accounts business is as follows:

	December 31, 2022	December 31, 2021
	(In Thousands)
Non-Guaranteed Separate Accounts
Premium, consideration or deposits for the year	$39,294	$43,398

Reserves for separate accounts with assets at:
Fair value	$1,366,708	$1,784,220
Total reserves	$1,366,708	$1,784,220

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,366,708	$1,784,220
Total reserves	$1,366,708	$1,784,220
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2022 and 2021, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

	December 31, 2022		December 31, 2021
Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
Individual life	$1,357,026	$—	$1,774,448	$—
Individual annuity	7,324	—	13,101	—
Total	$1,364,350	$—	$1,787,549	$—
Separate account assets for products registered with the SEC totaled $1,319.7 and $1,716.3 as of December 31, 2022 and 2021, respectively. Separate account assets for products not registered with the SEC totaled $44.7 and $71.2; all of which were Private Placement Variable Universal Life Products, as of December 31, 2022 and 2021, respectively.
In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amount in risk charges:

Year ended	Risk Charges
(In Thousands)
2022	$22
2021	21
2020	21
2019	21
2018	24
The Company’s general account did not pay any separate account guarantees for the years ended December 31, 2022, 2021 and 2020.
The Company does not engage in securities lending transactions within its separate accounts.
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Transfers as reported in the summary of operations
of the separate accounts statement:
Transfers to separate accounts	$39,294	$43,398	$47,770
Transfers from separate accounts	(85,055)	(92,207)	(87,268)
Transfers as reported in the summary of operations	$(45,761)	$(48,809)	$(39,498)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

8.    Federal Income Taxes
The Company has entered into a tax allocation agreement with members of an affiliated group. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal, state, local or foreign tax returns. The tax allocation agreement provides that each subsidiary will make a payment to Resolution Life Colorado Inc. equal to its tax liability computed on a separate company basis and such payment will be reduced by any losses, loss carryforwards or other tax attributes that reduced the group's liability and which are allocable to the subsidiary.
The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Resolution Life Colorado Inc.
Security Life of Denver Insurance Company
Roaring River II, Inc.
Midwestern United Life Insurance Company
Security Life of Denver International Limited
Under the intercompany tax allocation agreement, the Company had a receivable/(payable) of $21.1 at December 31, 2022 and $(19.9) at December 31, 2021 respectively, to/from Resolution Life Colorado Inc., an affiliate, for federal income taxes.
Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Federal tax (benefit) expense on operations	$(5,622)	$(59,971)	$28,557
Federal tax (benefit) expense on capital gains and losses	(9,699)	89,485	1,414
Total current tax (benefit) expense incurred	$(15,321)	$29,514	$29,971

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset ("DTA") at December 31, 2022 and 2021 are as follows:

	12/31/22			12/31/21			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$508,372	$130,730	$639,102	$631,047	$43,209	$674,256	$(122,675)	$87,521	$(35,154)
Statutory valuation allowance adjustments	—	99,910	99,910	—	—	—	—	99,910	99,910
Adjusted gross DTAs	508,372	30,820	539,192	631,047	43,209	674,256	(122,675)	(12,389)	(135,064)
Nonadmitted DTAs	285,489	—	285,489	311,986	—	311,986	(26,497)	—	(26,497)
Subtotal net admitted DTAs	222,883	30,820	253,703	319,061	43,209	362,270	(96,178)	(12,389)	(108,567)
Deferred tax liabilities	75,552	30,820	106,372	208,860	43,209	252,069	(133,308)	(12,389)	(145,697)
Net admitted DTA (DTL)	$147,331	$—	$147,331	$110,201	$—	$110,201	$37,130	$—	$37,130

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2022 and 2021 are as follows:

		12/31/2022			12/31/2021			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	147,331	—	147,331	110,201	—	110,201	37,130	—	37,130
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	147,331	—	147,331	110,201	—	110,201	37,130	—	37,130
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	167,849	XXX	XXX	165,510	XXX	XXX	2,339
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	75,552	30,820	106,372	208,860	43,209	252,069	(133,308)	(12,389)	(145,697)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$222,883	$30,820	$253,703	$319,061	$43,209	$362,270	$(96,178)	$(12,389)	$(108,567)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2022	2021
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	786.6%	766.9%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,432,336	$1,393,053
Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2022		12/31/2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$508,372	$30,820	$631,047	$43,209	$(122,675)	$(12,389)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$222,883	$30,820	$319,061	$43,209	$(96,178)	$(12,389)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	1.75%	0.00%	20.59%	0.00%	(18.84)%	0.00%
The Company’s tax planning strategies do include the use of reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2022	12/31/2021	Change
	(In Thousands)
Deferred tax assets:
Ordinary:
Unearned premium reserve	$1	$1	$—
Policyholder reserves	157,004	210,431	(53,427)
Investments	76,140	143,150	(67,010)
Deferred acquisition costs	246,532	264,082	(17,550)
Policyholder dividends accrual	4,846	4,993	(147)
Compensation and benefits accrual	—	3	(3)
Receivables - nonadmitted*	935	2,110	(1,175)
Net Operating loss carry-forward	15,730	—	15,730
Tax credit carry-forward	482	482	—
Other	6,702	5,795	907
Gross ordinary deferred tax assets	508,372	631,047	(122,675)
Nonadmitted	285,489	311,986	(26,497)
Admitted ordinary deferred tax assets	222,883	319,061	(96,178)
Capital:
Investments	30,820	43,209	(12,389)
Net capital loss carry-forward	99,910	—	99,910
Subtotal	130,730	43,209	87,521
Statutory valuation allowance adjustment	99,910	—	99,910
Admitted capital deferred tax assets	30,820	43,209	(12,389)
Admitted deferred tax assets	$253,703	$362,270	$(108,567)

Deferred tax liabilities:
Ordinary:
Investments	$32,854	$159,448	$(126,594)
Deferred and uncollected premiums	4,411	4,583	(172)
Policyholder reserves	16,780	36,441	(19,661)
Total ordinary deferred tax liabilities	54,045	200,472	(146,427)
Capital:
Investments	52,327	51,597	730
Total capital deferred tax liabilities	52,327	51,597	730
Total deferred tax liabilities	$106,372	$252,069	$(145,697)

Net admitted deferred tax assets (liabilities)	$147,331	$110,201	$37,130

* Includes other nonadmitted assets
Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and December 31, 2021, the Company had valuation allowances of $99.9 and $0.0 respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2022		2021		2020
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(Amounts In Thousands)
Ordinary (loss) income	$330,721		$(576,948)		$(8,463)
Capital (losses) gains	(143,673)		7,777		(8,299)
Total pretax (loss) income	187,048		(569,171)		(16,762)

Expected tax (benefit) expense at 21% statutory rate	39,280	21.0%	(119,526)	21.0%	(3,520)	21.0%
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(1,733)	(0.9)%	(846)	0.1%	(905)	5.4%
Interest maintenance reserve	(88,176)	(47.0)%	327,494	(57.4)%	2,796	(16.7)%
Reinsurance	(6,777)	(3.6)%	34,865	(6.1)%	(7,248)	43.2%
NOL adjustment	—	—%	(507,278)	89.1%	—	—%
Change in valuation allowance	99,910	53.4%	—	—%	—	—%
Other	(1,377)	-0.9%	(11,462)	2.0%	1,067	(6.4)%
Total income tax reported	$41,127	22.0%	$(276,753)	48.7%	$(7,810)	46.5%

Current income taxes incurred	$(15,321)	(8.2)%	$29,514	(5.2)%	$29,971	(178.9)%
Change in deferred income tax*	56,448	30.2%	(306,267)	53.8%	(37,781)	225.4%
Total income tax reported	$41,127	22.0%	$(276,753)	48.6%	$(7,810)	46.5%
* Excluding tax on unrealized gains (losses) and other surplus items.
As of December 31, 2022, the Company's loss carry-forwards originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Net capital loss carry-forward	2022	2027	$475,764
Total Net capital loss carry-forward*			$475,764

Net operating loss	2022	NONE	$74,905
Total Net operating loss carry-forward*			$74,905

*Tax allocation agreement allows for members of the consolidated group to share losses generated on a separate company basis.
There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2022 and 2021.
There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2022 and 2021.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The Company has no unrecognized tax benefits as of December 31, 2022 and 2021.
The Company has no unrecognized tax benefits for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.
The Company had no unrecognized tax benefits as of December 31, 2022 and 2021, that would affect the Company’s effective tax rate if recognized.
The Company does not have any transferable state tax credit assets at December 31, 2022.

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2022.
The Company did not recognize an impairment loss on state transferable and non-transferable tax credits for the year ended December 31, 2022 and 2021, respectively.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the statements of admitted assets, liabilities and capital and surplus and statement of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2022, 2021 and 2020.
For tax year 2020, as a part of Voya Financial, Inc., the Company participated in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the period ended December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year. Tax years 2021 and 2022 remain open and may be subject to examination.
The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

The Inflation Reduction Act ("Act") was enacted on August 16, 2022, and included a new corporate alternative minimum tax ("CAMT"). The Act and the CAMT go into effect for tax years beginning after 2022. The Company has determined that it does not expect to be subject to CAMT in 2023. The Company will continue to monitor in case future facts change this determination.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

9.    Investment in Subsidiaries
The Company has two wholly owned insurance subsidiaries, Midwestern United Life Insurance Company ("Midwestern"), and RRII. The Company also has one wholly owned non-insurance subsidiary, SLD America Equities, Inc. ("SLD AE").
Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2022	2021
	(In Thousands)
Common stock (cost - $67,246 in 2022 and $107,246 in 2021)	$161,373	$147,248
Total investment in subsidiaries	$161,373	$147,248
At December 31, 2022 and 2021, the Company had no amounts nonadmitted related to its investment in SCA entities.
The Company does not have any investments for which the audited equity reflects a departure from NAIC SSAP.

10.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

As part of the Individual Life Transaction, the Company entered into an agreement to assume on a coinsurance basis with assets transferred to a comfort trust for general account liabilities and on a modified coinsurance basis for separate account liabilities with the following former related entities: ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"). The coinsurance/modified coinsurance agreements with RLI, RNY and VRIAC cover all remaining life business not already reinsured with other reinsurers (including life business assumed from other insurers) from RLI and RNY, the majority of fixed and variable annuity products not already reinsured with other reinsurers from RLI and RNY, and certain fixed and variable annuity and pension risk transfer products from VRIAC. The liabilities covered under the agreement are reinsured on a 100% quota share basis from RLI and VRIAC and a 75% quota share basis from RNY. In preparation for transactions required by the MTA, the Company recaptured several reinsurance agreements with the following

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

parties: RLI, RR4, SLDI, Hannover Re, New Reinsurance Company Ltd., FNL Insurance Company, Ltd. ("FNL"), and The Canada Life Assurance Company.

Additionally, the Company entered into reinsurance agreements on a coinsurance with funds withheld basis with SLDI, RRII, FNL, and Partner Reinsurance Europe SE – Zurich Branch ("Partner Re") in order to facilitate the financing of excess reserve requirements associated with Regulation XXX/AG38 and Regulation AXXX which require insurers to hold significantly higher levels of reserves on certain term products and return of premium endowment term insurance products and certain riders and on universal life insurance products with secondary guarantees. Such reinsurance enables the Company to use both traditional and alternative sources of collateral to fund the excess reserve requirements and is generally able to secure longer term financing on a more capital efficient basis.

Effective October 1, 2021, the Company entered into an agreement under which the Company assumes from Lincoln National Life Insurance Company ("Lincoln") on a 100% coinsurance (modco for separate accounts) basis its interest and liabilities with respect to certain universal life and variable universal life products. The Company also entered into an agreement under which the Company cedes to New Reinsurance Company, Ltd. on a coinsurance with funds withheld basis combined with a yearly renewable term basis certain universal life and variable universal life products that were assumed from Lincoln.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2022	2021	2020
	(In Thousands)
Statements of operations
Premiums	$1,155,062	$5,176,647	$853,920
Benefits and other expenses	1,365,901	1,994,645	1,505,956
Statements of admitted assets, liabilities, and capital and surplus
Deferred and uncollected premiums	496,621	531,926
Policy and contract liabilities	17,207,151	17,528,928
The Company does not have any reinsurance agreement in effect under which the reinsurer may unilaterally cancel the agreement.
Assumed premiums amounted to $962.5, $20,873.1 and $414.9 for 2022, 2021 and 2020, respectively.
The Company estimates that an aggregate reduction in surplus of $2,584.6 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2022. The amount estimated as of December 31, 2021 and 2020 was $1,671.2 and $7,403.0, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

11.    Capital and Surplus
Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1.5. Additionally, as a condition of approving the Individual Life Transaction, the Colorado Division of Insurance has required that any dividend or distribution made prior to January 4, 2025 must be approved by the Division as though it were an extraordinary dividend or distribution. An extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the lesser of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles.
The Company's capital is common stock, with 149 shares authorized and 144 shares issued and outstanding with a par value of $20,000 per share as of December 31, 2022.
On January 4, 2021, at closing of the Individual Life Transaction, RLCO purchased the 1994, 2000 and 2019 surplus notes from a Voya Financial, Inc. subsidiary for an amount equal to the principal plus interest accrued through January 4, 2021. Immediately following the purchase of the surplus notes, on January 4, 2021, RLCO contributed the 1994, 2000, and 2019 notes to the Company, resulting in the extinguishment of these surplus notes. As a result of the extinguishment, the reclassification of the principal as of January 4, 2021 between surplus notes and gross paid in and contributed surplus of $96.0 occurred during the period. RLCO also forgave the accrued interest on the notes, resulting in a capital contribution of $33.6.
On January 4, 2021, the 2017 and 2018 notes were restructured into one surplus note with a fixed interest rate of 5.0% and a maturity date of January 4, 2031. On September 7, 2021, the Colorado Insurance Commissioner approved a Second Amended and Restated Surplus Note Agreement which extends the Scheduled Maturity Date to January 1, 2036 and restricts the prepayment of principal until January 4, 2026. The Second Amended and Restated Surplus Note Agreement was effective as of January 4, 2021. Any payment of principal and/or interest is subject to the prior approval of the Colorado Insurance Commissioner.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The Company's surplus notes as of December 31, 2022 are as follows:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
(In Thousands)
1/4/2021	5%	$123,000	N	$123,000	$123,000	$—
XXX	XXX	$123,000	XXX	$123,000	$123,000	$—

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$6,048	$12,232	0.0%	$0	$0	1/1/2036
$6,048	$12,232	XXX	$—	$—	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
Y	N	N	N

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
$—	$—	XXX
As of December 31, 2020, the Company had five surplus notes outstanding, which were owned by a former affiliate, SLDI Georgia Holdings, Inc. Principle and interest paid under these notes for the year ended December 31, 2020 was $70.1.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.
12.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties other than in a forced or liquidation sale.
Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.
In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.
Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2022.
The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:
Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated through price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are typically determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality and maturity. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date, i.e., “exit price” concept.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

The carrying value of all other financial instruments approximates their fair value.
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock, when carried at the lower of cost or market.

Derivatives are carried at fair value which is determined using observable key financial data from third-party sources, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Indexed Swap Rates ("OIS"). Effective June 30, 2022, the Company began using the OIS curve for discounting cash flows rather than LIBOR curve for rate derivatives. The Company typically utilizes values established by third-party brokers. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.
The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:
Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company's Level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on quoted market prices. These assets are classified as Level 1 and Level 2.
Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and Level 2.
Derivatives: Certain derivatives are carried at fair value which is determined using observable key financial data such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS. Derivatives fair values are generally obtained from third party sources. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better.
Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.
Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.
Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2022:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds	$19,546,618	$24,476,528	$154,122	$17,334,993	$2,057,503
Preferred stock	8,061	8,579	—	5,031	3,030
Common stock (unaffiliated)	85,122	85,122	—	75,886	9,236
Mortgage loans	2,422,294	2,631,708	—	—	2,422,294
Contract loans	1,522,059	1,522,059	—	1,522,059	—
Other invested assets	121,142	138,922	—	80,963	40,179
Cash equivalents and short-term investments	301,432	301,432	266,432	35,000	—
Derivatives
Credit contracts	3,302	2,297	—	3,302	—
Equity contracts	207,671	207,670	—	34,851	172,820
Foreign exchange contracts	11,493	4,460	—	11,493	—
Interest rate contracts	(7,747)	2,949	—	(7,747)	—
Separate account assets	1,364,350	1,364,350	1,355,931	8,419	—
Total Assets	$25,585,797	$30,746,076	$1,776,485	$19,104,250	$4,705,062

Liabilities:
Supplementary contracts and immediate annuities	$189,865	$241,373	$—	$—	$189,865
Deposit type contracts	1,980,802	1,969,426	—	1,980,802	—
Derivatives
Equity contracts	16,807	16,807	—	16,807	—
Foreign exchange contracts	1	1	—	1	—
Interest rate contracts	742	742	—	742	—
Total Liabilities	$2,188,217	$2,228,349	$—	$1,998,352	$189,865
The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at net asset value ("NAV") at December 31, 2022.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds	$26,678,953	$25,694,336	$675,425	$24,837,133	$1,166,395
Preferred stock	11,128	11,048	7,559	—	3,569
Common stock	72,966	72,966	4,369	66,091	2,506
Mortgage loans	2,555,918	2,452,617	—	—	2,555,918
Contract loans	1,529,796	1,529,796	—	1,529,796	—
Other invested assets	122,346	111,360	—	122,346	—
Cash equivalents and short-term investments	22,079	22,079	3,500	18,579	—
Derivatives
Equity contracts	521,613	521,613	—	84,279	437,334
Foreign exchange contracts	3,097	1,515	—	3,097	—
Interest rate contracts	(199)	420	—	(199)	—
Separate account assets	1,787,549	1,787,549	1,770,281	17,268	—
Total Assets	$33,305,246	$32,205,299	$2,461,134	$26,678,390	$4,165,722

Liabilities:
Supplementary contracts and immediate annuities	$288,564	$267,950	$—	$—	$288,564
Deposit type contracts	1,735,761	1,654,727	—	1,735,757	4
Derivatives
Equity contracts	42,946	42,946	—	42,946	—
Foreign exchange contracts	(219)	1,338	—	(219)	—
Interest rate contracts	8,448	1,455	—	8,448	—
Short-term debt	235,000	235,000	—	235,000	—
Total Liabilities	$2,310,500	$2,203,416	$—	$2,021,932	$288,568
The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at NAV at December 31, 2021.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds:
Foreign	$—	$19	$—	$19
Residential mortgage-backed	—	345	—	345
Preferred stock	—	5,031	102	5,133
Common stock	—	75,886	9,236	85,122
Derivatives:
Equity contracts	—	34,617	172,820	207,437
Foreign exchange contracts	—	1,117	—	1,117
Interest rate contracts	—	2,949	—	2,949
Separate account assets	1,355,931	8,419	—	1,364,350
Total assets	$1,355,931	$128,383	$182,158	$1,666,472

Liabilities:
Deposit type contracts	$—	$323,775	$—	$323,775
Derivatives:
Equity contracts	—	16,807	—	16,807
Foreign exchange contracts	—	1	—	1
Interest rate contracts	—	742	—	742
Total liabilities	$—	$341,325	$—	$341,325
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds:
Foreign	$—	$48	$13	$61
Residential mortgage-backed	—	1,485	—	1,485
Preferred stock	2,000	—	102	2,102
Common stock	4,369	66,091	2,507	72,967
Derivatives:
Equity contracts	—	84,279	437,334	521,613
Foreign exchange contracts	—	1,039	—	1,039
Interest rate contracts	—	420	—	420
Separate account assets	1,770,280	17,268	—	1,787,548
Total assets	$1,776,649	$170,630	$439,956	$2,387,235

Liabilities:
Deposit type contracts	$—	$175,508	$—	$175,508
Derivatives:
Equity contracts	—	42,946	—	42,946
Foreign exchange contracts	—	82	—	82
Interest rate contracts	—	1,455	—	1,455
Total liabilities	$—	$219,991	$—	$219,991

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2022:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$13	$—	$(13)	$—	$—	$—	$—	$—	$—	$—
Preferred Stock	102	—	—	—	—	—	—	—	—	102
Common Stock	2,507	—	—	—	(4,322)	11,051	—	—	—	9,236
Derivatives
Equity contracts	437,334	—	—	104,303	(335,214)	82,863	—	(116,466)	—	172,820
Total return swaps	—	—	—	—	—	—	—	—	—	—
Total	$439,956	$—	$(13)	$104,303	$(339,536)	$93,914	$—	$(116,466)	$—	$182,158
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$—	$—	$—	$13	$(27)	$27	$—	$—	$—	$13
Preferred Stock	—	102	—	—	—	—	—	—	—	102
Common Stock	2,496	—	—	—	11	—	—	—	—	2,507
Derivatives
Equity contracts	295,149	—	—	160,544	123,782	74,212	—	(216,353)	—	437,334
Total return swaps	(44,592)	—	—	—	—	—	—	—	44,592	—
Total	$253,053	$102	$—	$160,557	$123,766	$74,239	$—	$(216,353)	$44,592	$439,956
The Company may reclassify assets reported at fair value between levels of the fair value hierarchy established as part of SSAP No. 100R, Fair Value-Revised, if appropriate, based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2022 or 2021.
The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

13.    Commitments and Contingencies
Guarantee Agreements: The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position. The Company recorded a liability of $0.0 related to this guarantee as of December 31, 2022 and 2021. The Company was not required to make any payments related to this guarantee during the years ended 2022 and 2021. The maximum potential of future payments is $0 as of 2022.

Operating Leases: The Company is party to certain cost-sharing arrangements and service agreements with other affiliated Resolution Life U.S. Holdings Inc. companies. Included in these cost-sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. Under a former cost-sharing and services agreements with Voya Financial, Inc. companies, the rent expense was allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $2.3 and $2.9 for 2022 and 2021 under this cost-sharing methodology respectively. For 2020 the amounts were minimal.
Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position. The Company has reached agreement in principle to settle the class action lawsuit titled Advance Trust & Life Escrow Services, LTA v. Security Life of Denver (USDC District of Colorado, No. 1:18-cv-01897) (filed July 26, 2018). The agreement in principle contemplates a cash payment by the Company of $30 million to settle all claims brought on behalf of all members of the certified class. The Company expects that upon final approval of the settlement by the Court, the matter will be dismissed with prejudice as to all class members.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.
Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $95.7 and $315.7 at December 31, 2022 and 2021, respectively. The Company is also committed to provide additional capital contributions of $445.8 and $376.8 at December 31, 2022 and 2021, respectively, in partnerships.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.
The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.
The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.
14.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Resolution Life US to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires January 4, 2031, the Company and Resolution Life US can borrow up to 3% of the Company's admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. During 2022, rates ranged from 1.1% to 5.7%. Under this agreement, the Company incurred interest expense of $1.3 and $2.2 and interest income of $0.1 and $0.0 for the years ended December 31, 2022 and 2021. As of December 31, 2022 and 2021, the Company had $35.0 and $12.4 outstanding receivable from and $0.0 and $235.0 outstanding payable to Resolution Life US under the reciprocal loan agreement, respectively.
As of December 31, 2022, the Company is the beneficiary of letters of credit totaling $7.6 The terms of the letters of credit provide for automatic renewal upon anniversary unless otherwise canceled or terminated by the ceding company or the letter of credit provider.
15.    Related Party Transactions
The Company has entered into various management and services contracts with affiliated companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's primary related party agreements are detailed below, expenses incurred under the agreements were all quantitatively immaterial for disclosure:
Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM"), a former affiliate, under which VIM provides the Company with investment management services. For the year ended December 31, 2020, expenses were incurred in the amount $77.6.
Service Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2022 and 2021 expenses were immaterial.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2022 and 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, except share amounts and share values)

The year ended December 31, 2020, the Company received derivative trades of $44.6 from Voya Financial, Inc. As of December 31, 2020, the Company also transferred investment securities of $53.6 and $68.6 to former affiliates Voya Retirement Insurance and Annuity Company and Roaring River, LLC ("RR"), respectively.

The Company had entered into a services agreement with VSC whereby VSC provided certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2021 and 2020, expenses were incurred in the amounts of $72.7 and $64.5, respectively.

Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Resolution Life U.S. Holdings Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Resolution Life U.S. Holdings Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.
16. Accident and Health Contracts
Effective January 1, 2020, the accident and health business assumed by the Company was recaptured by RLI. Simultaneously with this recapture, effective January 1, 2020, the Company recaptured the retrocession of the block from Canada Life. The Company reports zero accident and health business on a net basis, and a de minimis amount on a gross basis.
17.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2022 through April 27, 2023, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory basis financial statements.
As a result of the Federal Reserve's efforts to reduce inflation, continued increases in interest rates have occurred in early 2023. In recent weeks, certain regional U.S. banks have faced liquidity challenges. The Company holds immaterial investments in senior unsecured bonds issued by Credit Suisse and subordinated debt and non-redeemable preferred stock issued by First Republic Bank. The Company has no other investments in or direct exposure to banks that have publicized distress. On a book/adjusted carrying value basis, the Company's total banking sector exposure was 3.0% of total cash and invested assets as of December 31, 2022, with over 70% of that exposure concentrated in systemically important financial institutions.
There were no other material events that occurred subsequent to December 31, 2022.

Supplementary Information

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022
(In Thousands)

Investment Income Earned:
U.S. government bonds	$12,368
Other bonds (unaffiliated)	917,406
Preferred stocks (unaffiliated)	415
Common stocks (unaffiliated)	5,277
Mortgage loans	100,392
Contract loans	74,320
Short-term investments	2,089
Other invested assets	106,979
Derivative instruments	41,564
Aggregate write-ins for investment income	1,201
Gross investment income	$1,262,011

Mortgage Loans (Book Value):
Commercial mortgages	$2,572,018
Mezzanine	59,690
Total mortgage loans	$2,631,708

Mortgage Loans by Standing (Book Value):
Good standing	$2,631,708
Total mortgage loans by standing	$2,631,708

Other long-term assets (statement value)	$1,003,652

Contract loans	$1,522,059

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$—

Common stocks	$161,373
Total bonds and stocks of parents, subsidiaries and affiliates	$161,373

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$529,278
Over 1 year through 5 years	3,308,383
Over 5 years through 10 years	4,486,159
Over 10 years through 20 years	7,389,278
Over 20 years	8,763,430
Total by maturity	$24,476,528

Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$13,267,403
NAIC 2	10,333,238
NAIC 3	710,466
NAIC 4	151,904
NAIC 5	8,864
NAIC 6	4,654
Total by NAIC Designation	$24,476,529

Total bonds and short-term investments publicly traded	$13,004,247

Total bonds and short-term investments privately placed	$11,472,281

Preferred stocks (statement value)	$8,579

Common stocks, including subsidiaries (market value)	$246,496

Short-term investments (book value)	$35,000

Cash equivalents	$266,432

Financial options owned (statement value)	$207,437

Financial options written and in force (statement value)	$(16,807)

Financial collar, swap and forward agreements open (statement value)	$8,963

Financial futures contracts open (current value)	$233

Cash on deposit	$117,710

Life Insurance in Force:
Industrial	$91,324
Ordinary	350,154,015
Group life	88,105
Total life insurance in force	$350,333,444

Amount of accidental death insurance in force under ordinary policies	$312,433

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$2,324,997
Group life	$—

Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$17,674
Amount of income payable	$7,664
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$14,150
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—

Annuities:
Ordinary:
Immediate-amount of income payable	$50,584
Deferred-fully paid account balance	$405,131
Deferred-not fully paid account balance	$821,372
Group:
Amount of income payable	$808
Fully paid account balance	$1,792
Not fully paid account balance	$—

Accident and Health Insurance Premiums in Force:
Ordinary	$—
Group	$—

Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$1,847,496
Dividend accumulations-account balance	$73,777

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2022
(In Thousands)

Claim payments for the years ended December 31:
Group accident and health:
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2022
(In Thousands)
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

Reinsurance Credit:

The Company has not identified any reinsurance contracts entered into, renewed, or amended on or after January 1, 1996 that would require disclosure in the supplemental schedule of life and health reinsurance disclosures as required under SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risks Interrogatories
December 31, 2022

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
For the year Ended December 31, 2022
(To Be Filed by April 1)

Of The SECURITY LIFE OF DENVER INSURANCE COMPANY
ADDRESS (City, State and Zop Code) Atlanta , GA 30327-4390 ...........................................................................................................................................................................................
NAIC Group Code 4992 ............................ NAIC Company Code 68713 ....................… Federal Employer's Identification Number (FEIN) 84-0499703 ........................................

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement............................................................................................................$ ........31,509,100,445

2.Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	FANNIE MAE	MBS/CMO	$270,397,082	0.9%
2.02	GS MORTGAGE BACKED SECURITIES	MBS/CMO	$216,790,233	0.7%
2.03	FREDDIE MAC	MBS/CMO	$211,096,027	0.7%
2.04	Midwestern United Life Insurance Company	COMMON STOCK	$159,433,534	0.5%
2.05	CLOVER FUNDING I LLC	BONDS	$132,000,777	0.4%
2.06	JP MORGAN MORTGAGE TRUST	MBS/CMO	$118,101,024	0.4%
2.07	GAM RESECURITIZATION TRUST	MBS/CMO	$112,296,541	0.4%
2.08	BX TRUST	MBS/CMO	$105,563,103	0.3%
2.09	FLAGSTAR MORTGAGE TRUST	MBS/CMO	$97,132,163	0.3%
2.10	ENTERPRISE PRODUCTS OPER	BONDS	$93,590,286	0.3%

3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC 1	$13,267,402,810	42.1%	3.07	NAIC 1	$3,445,600	0.0%
3.02	NAIC 2	$10,333,238,157	32.8%	3.08	NAIC 2	$5,031,400	0.0%
3.03	NAIC 3	$710,465,914	2.3%	3.09	NAIC 3	$0	0.0%
3.04	NAIC 4	$151,903,807	0.5%	3.10	NAIC 4	$102,000	0.0%
3.05	NAIC 5	$8,863,612	0.0%	3.11	NAIC 5	$0	0.0%
3.06	NAIC 6	$4,654,075	0.0%	3.12	NAIC 6	$0	0.0%

4.Assets held in foreign investments:
4.01    Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?         Yes [ ] No [ X ]
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$4,226,187,889	13.4%
4.03	Foreign-currency-denominated investments	$0	0.0%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risks Interrogatories
December 31, 2022

SUPPLEMENT FOR THE YEAR 2022 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

5.Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$3,671,886,398	11.7%
5.02	Countries designated NAIC-2	$442,532,183	1.4%
5.03	Countries designated NAIC-3 or below	$111,769,308	0.4%
6.Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
6.01	Country 1: CAYMAN ISLANDS	$1,148,686,109	3.6%
6.02	Country 2: UNITED KINGDOM	$563,724,605	1.8%
	Countries designated NAIC - 2:
6.03	Country 1: MEXICO	$212,386,128	0.7%
6.04	Country 2: PERU	$42,775,488	0.1%
	Countries designated NAIC - 3 or below:
6.05	Country 1: COLOMBIA	$26,676,065	0.1%
6.06	Country 2: LIBERIA	$19,200,000	0.1%

		1	2
7.	Aggregate unhedged foreign currency exposure	$16,636,521	0.1%
8.Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1	$16,636,521	0.1%
8.02	Countries designated NAIC-2	$0	0.0%
8.03	Countries designated NAIC-3 or below	$0	0.0%

9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
9.01	Country 1: UNITED KINGDOM	$11,878,130	0.0%
9.02	Country 2: LUXEMBOURG	$4,758,391	0.0%
	Countries designated NAIC - 2:
9.03	Country 1:	$0	0.0%
9.04	Country 2:	$0	0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:	$0	0.0%
9.06	Country 2:	$0	0.0%

10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1 Issuer	2 NAIC Designation	3	4
10.01	PALMER SQUARE CLO LTD	1	$57,261,758	0.2%
10.02	NSW ELECTRICITY	2	$56,264,931	0.2%
10.03	BENEFIT STREET PARTNERS CLO LT	1	$53,425,113	0.2%
10.04	VODAFONE GROUP PLC	2	$50,139,266	0.2%
10.05	HAFSLUND E-CO AS	1	$48,885,930	0.2%
10.06	MITSUBISHI UFJ FIN GRP	1	$45,687,325	0.1%
10.07	HSBC HOLDINGS PLC	2	$45,284,587	0.1%
10.08	SHELL INTERNATIONAL FIN	1	$43,923,372	0.1%
10.09	XLIT LTD	1	$42,538,844	0.1%
10.10	NSW PORTS	2	$42,446,774	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risks Interrogatories
December 31, 2022

SUPPLEMENT FOR THE YEAR 2022 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:
11.01    Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?         Yes [ X ] No [ ]
If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments	$0	0.0%
11.03	Canadian-currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01    Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?          Yes [ X ] No [ ]
If response to 12.01 is yes, detail is not required for the remainder of interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

13.Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01    Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?          Yes [ ] No [ X ]
If response to 13.01 is yes, detail is not required for the remainder of interrogatory 13.

	1 Issuer	2	3
13.02	Midwestern United Life Insurance Company	$159,433,534	0.5%
13.03	FEDERAL HOME LOAN BANK	$75,885,700	0.2%
13.04	VERITAS CAPITAL FUND	$33,500,509	0.1%
13.05	INSIGHT VENTURE PTNRS	$28,291,132	0.1%
13.06	VISTA EQUITY PARTNERS	$27,093,368	0.1%
13.07	GREEN EQUITY INVESTORS	$25,427,449	0.1%
13.08	Crescent Direct Lending Fund	$24,789,521	0.1%
13.09	POMONA CAP	$24,668,334	0.1%
13.10	BERKSHIRE FUND	$23,720,202	0.1%
13.11	BROOKFIELD INFRASTRUCTURE	$21,477,970	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risks Interrogatories
December 31, 2022

SUPPLEMENT FOR THE YEAR 2022 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

14.Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
14.01    Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?         Yes [ ] No [ X ]
If response to 14.01 is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$991,090,411	3.1%
	Largest three investments with contractual sales restrictions:
14.03	FEDERAL HOME LOAN BANK	$75,885,700	0.2%
14.04	VERITAS CAPITAL FUND	$33,500,509	0.1%
14.05	INSIGHT VENTURE PTNRS	$28,291,132	0.1%

Ten largest fund managers:

	1 Fund Manager	2 Total Invested	3 Diversified	4 Nondiversified
14.06		$0	$0	$0
14.07		$0	$0	$0
14.08		$0	$0	$0
14.09		$0	$0	$0
14.10		$0	$0	$0
14.11		$0	$0	$0
14.12		$0	$0	$0
14.13		$0	$0	$0
14.14		$0	$0	$0
14.15		$0	$0	$0

15.Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:
15.01    Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?         Yes [ ] No [ X ]
If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$902,522,733	2.9%
	Largest three investments in general partnership interests:
15.03	VERITAS CAPITAL FUND VI LP	$33,500,509	0.1%
15.04	INSIGHT VENTURE PTNRS X LP	$28,291,132	0.1%
15.05	VISTA EQUITY PARTNERS FUND VI	$27,093,368	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risks Interrogatories
December 31, 2022

SUPPLEMENT FOR THE YEAR 2022 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

16.Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
16.01    Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?         Yes [ ] No [ X ]
If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3
16.02	Commercial	$69,364,172	0.2%
16.03	Commercial	$54,590,857	0.2%
16.04	Commercial	$40,780,571	0.1%
16.05	Commercial	$39,921,502	0.1%
16.06	Commercial	$35,966,069	0.1%
16.07	Commercial	$30,000,000	0.1%
16.08	Commercial	$29,829,907	0.1%
16.09	Commercial	$29,578,135	0.1%
16.10	Commercial	$25,800,671	0.1%
16.11	Commercial	$25,639,547	0.1%

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$0	0.0%
16.13	Mortgage loans over 90 days past due	$0	0.0%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$0	0.0%

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan to Value		1	2	3	4	5	6
17.01	above 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.02	91 to 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.03	81 to 90%	$0	0.0%	$0	0.0%	$0	0.0%
17.04	71 to 80%	$0	0.0%	$0	0.0%	$0	0.0%
17.05	below 70%	$0	0.0%	$2,572,017,880	8.2%	$0	0.0%

18.Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01    Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?          Yes [ X ] No [ ]
If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

	Largest five investments in any one parcel or group of contiguous parcels of real estate.
	Description 1	2	3
18.02		$0	0.0%
18.03		$0	0.0%
18.04		$0	0.0%
18.05		$0	0.0%
18.06		$0	0.0%

19.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01    Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?          Yes [ X ] No [ ]
If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risks Interrogatories
December 31, 2022

SUPPLEMENT FOR THE YEAR 2022 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
20.01	Securities lending agreements (do not include
	assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0

21.Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging
21.02	Income generation	$0	0.0%	$0	$0%
21.03	Other	$0	0.0%	$0	$0%

22.Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
22.01	Hedging	$1,677,051	0.0%	$1,875,334	$1,809,688	$1,749,748
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$148,500,000	0.5%	$0	$1,672,911	$148,500,000
22.04	Other	$0	0.0%	$0	$0	$0

23.Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
23.01	Hedging	$0	0.0%	$2,066,170	$3,121,144	$0
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.5%	$0	$0	$0
23.04	Other	$2,777,853	0.0%	$0	$0	$3,071,742

SECURITY LIFE OF DENVER INSURANCE COMPANY
Summary Investment Schedule
December 31, 2022
(In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Long-Term Bonds:
U.S. Governments	$1,512,996	5.0%	$1,512,996	$—	$1,512,996	5.0%
All Other Governments	268,319	0.9	268,319	—	268,319	0.9
U.S. States, Territories and Possessions, etc. Guaranteed	43,483	0.1	43,483	—	43,483	0.1
U.S. Political Subdivisions of States, Territories, and Possessions, Guaranteed	60,512	0.2	60,512	—	60,512	0.2
U.S. Special Revenue & Special Assessment Obligations, etc. Non-Guaranteed	1,428,736	4.7	1,428,736	—	1,428,736	4.7
Industrial and Miscellaneous	20,072,557	65.7	20,072,557	—	20,072,557	65.7
Hybrid Securities	461,709	1.5	461,709	—	461,709	1.5
Unaffiliated Bank loans	628,216	2.1	628,216	—	628,216	2.1
Total Long-Term Bonds	$24,476,528	80.2%	$24,476,528	$—	$24,476,528	80.2%
Preferred Stocks:
Industrial and Miscellaneous (Unaffiliated)	$8,579	0.0%	$8,579	$—	$8,579	0.0%
Total Preferred Stocks	$8,579	0.0%	$8,579	$—	$8,579	0.0%
Common Stocks:
Industrial and miscellaneous (Unaffiliated) Other	85,122	0.3	85,122	—	85,122	0.3
Parent, Subsidiaries and Affiliates Other	161,373	0.5	161,373	—	161,373	0.5
Total Common Stocks	$246,495	0.8%	$246,495	$—	$246,495	0.8%
Mortgage Loans:
Commercial Mortgages	2,572,018	8.4	2,572,018	—	2,572,018	8.4
Total Mortgage Loans	$2,631,708	8.6%	$2,631,708	$—	$2,631,708	8.6%
Cash, Cash Equivalents and Short-Term Investments:
Cash	$117,710	0.4%	$117,710	$—	$117,710	0.4%
Cash Equivalents	266,432	0.9	266,432	—	266,432	0.9
Short-Term Investments	35,000	0.1	35,000	—	35,000	0.1
Total Cash, Cash Equivalents and Short-Term Investments	$419,142	1.4%	$419,142	$—	$419,142	1.4%
Contract Loans	1,523,587	5.1	1,522,059	—	1,522,059	5.1
Derivatives	217,376	0.7	217,376	—	217,376	0.7
Other Invested Assets	1,003,652	3.3	1,003,652	—	1,003,652	3.3
Receivables for Securities	26,354	0.1	26,354	—	26,354	0.1
Write-ins for Invested Assets	10,015	0.0	10,015	—	10,015	0.0
Total Invested Assets	$30,563,438	100.0%	$30,561,909	$—	$30,561,909	100.0%

* Excluding separate accounts